Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2012	Nov. 30, 2012	Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	PATRIOT TRANSPORTATION HOLDING INC
Entity Central Index Key	0000844059
Document Type	10-K
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 132,230,046
Entity Common Stock, Shares Outstanding		9,446,620
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Current assets:
Cash and cash equivalents	$ 6,713	$ 21,026
Accounts receivable, net of allowance for doubtful accounts of $129 and $111, respectively	7,019	6,702
Real estate tax refund receivable	2,311	0
Federal and state income taxes receivable	426	93
Inventory of parts and supplies	843	1,121
Deferred income taxes	0	201
Prepaid tires on equipment	1,631	1,381
Prepaid taxes and licenses	2,050	1,860
Prepaid insurance	2,371	2,111
Prepaid expenses, other	70	85
Real estate held for sale, at cost	3,485	0
Assets to be disposed of	0	114
Total current assets	26,919	34,694
Property and equipment, at cost:
Land	114,739	100,922
Buildings	138,601	134,475
Equipment	79,556	75,731
Construction in progress	5,806	2,802
Property, plant and equipment, at cost	338,702	313,930
Less accumulated depreciation and depletion	110,681	104,942
Net property, plant and equipment	228,021	208,988
Real estate held for investment, at cost	3,640	6,848
Investment in joint venture	7,521	7,412
Goodwill	1,087	1,087
Unrealized rents	4,155	3,604
Other assets	4,362	3,757
Total assets	275,705	266,390
Current liabilities:
Accounts payable	5,266	3,948
Deferred income taxes	58	0
Accrued payroll and benefits	5,164	4,992
Accrued insurance	3,249	3,303
Accrued liabilities, other	1,189	1,053
Long-term debt due within one year	5,239	4,902
Liabilities of discontinued operations	0	34
Total current liabilities	20,165	18,232
Long-term debt, less current portion	57,131	62,370
Deferred income taxes	18,199	16,919
Accrued insurance	1,659	2,548
Other liabilities	3,833	1,874
Commitments and contingencies (Note 8)
Shareholders' equity:
Preferred stock, no par value; 5,000,000 shares authorized	0	0
Common stock, $.10 par value; 25,000,000 shares authorized, 9,440,620 and 9,288,023 shares issued	944	929
Capital in excess of par value	41,539	38,845
Retained earnings	132,203	124,642
Accumulated other comprehensive income, net	32	31
Total shareholders' equity	174,718	164,447
Total liabilities and shareholders' equity	$ 275,705	$ 266,390

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Statement of Financial Position [Abstract]
Accounts receivable allowance for doubtful accounts	$ 129	$ 111
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.1	$ 0.1
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	9,440,620	9,288,023

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenues:
Transportation	$ 103,476	$ 97,801	$ 89,637
Mining royalty land	4,483	4,261	4,510
Developed property rentals	19,555	18,044	17,191
Total revenues	127,514	120,106	111,338
Cost of operations:
Transportation	96,000	89,773	81,401
Cost of Operations Mining royalty land	1,252	1,404	1,402
Cost of Operations Developed property rentals	15,070	13,145	12,948
Unallocated corporate	1,091	1,415	1,084
Total cost of operations	113,413	105,737	96,835
Operating profit:
Operating profit Transportation	7,476	8,028	8,236
Operating profit Mining royalty land	3,231	2,857	3,108
Operating profit Developed property rentals	4,485	4,899	4,243
Unallocated corporate	(1,091)	(1,415)	(1,084)
Total operating profit	14,101	14,369	14,503
Gain on termination of sale contract	1,039		0
Interest income and other	26	303	446
Equity in loss of joint venture	(8)	(39)	(2)
Interest expense	(2,638)	(3,346)	(3,928)
Income before income taxes	12,520	11,287	11,019
Provision for income taxes	4,809	4,298	3,963
Income from continuing operations	7,711	6,989	7,056
Income from discontinued operations, net	97	5,222	315
Net income	$ 7,808	$ 12,211	$ 7,371
Basic earnings per common share
Continuing operations	$ 0.82	$ 0.75	$ 0.77
Discontinued operations	$ 0.01	$ 0.57	$ 0.03
Net income	$ 0.83	$ 1.32	$ 0.8
Diluted earnings per common share
Continuing operations	$ 0.81	$ 0.74	$ 0.75
Discontinued operations	$ 0.01	$ 0.55	$ 0.03
Net income	$ 0.82	$ 1.29	$ 0.78
Number of weighted average shares (in thousands) used in computing:
-basic earnings per common share	9,360	9,284	9,182
-diluted earnings per common share	9,474	9,451	9,424

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Cash flows from operating activities:
Net income	$ 7,808		$ 12,211		$ 7,371
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	12,994		12,210		11,507
Deferred income taxes	1,539		491	[1]	683
Equity in loss of joint venture	8		39		2
(Gain) on sale of equipment and real estate	(2,332)		(363)		(325)
(Income) from discontinued operations, net	(97)		(5,222)		(315)
Stock-based compensation	701		704		804
Net changes in operating assets and liabilities:
Accounts receivable	(317)	[2]	(762)		(654)
Inventory of parts and supplies	278		(456)		(49)
Prepaid expenses and other current assets	(685)		(131)		91
Other assets	(1,899)		(125)		(1,052)
Accounts payable and accrued liabilities	1,572		1,290		(53)
Income taxes payable and receivable	(333)		1,140	[1]	(3,285)
Long-term insurance liabilities and other long-term liabilities	1,070		217		(335)
Net cash provided by operating activities of continuing operations	20,307		21,243		14,390
Net cash provided by (used in) operating activities of discontinued operations	177		(642)		(1,041)
Net cash provided by operating activities	20,484		20,601		13,349
Cash flows from investing activities:
Purchase of transportation group property and equipment	(10,459)		(6,743)		(6,568)
Investments in mining royalty land segment	(11,039)		0		(59)
Investments in developed property rentals segment	(12,850)		(11,129)	[1]	(4,076)
Investment in joint venture	(125)		(114)		(495)
Proceeds from the sale of property, plant and equipment	2,817		763		833
Proceeds received on note for sale of SunBelt	0		5,620		1,185
Net cash used in investing activities of continuing operations	(31,656)		(11,603)		(9,180)
Cash flows from financing activities:
Repayment of long-term debt	(4,902)		(4,588)		(4,293)
Repurchase of Company Stock	(315)		(1,395)		0
Excess tax benefits from exercises of stock options and vesting of restricted stock	754		322		740
Exercise of employee stock options	1,322		538		732
Net cash used in financing activities of continuing operations	(3,141)		(5,123)		(2,821)
Net (decrease) increase in cash and cash equivalents	(14,313)		3,875		1,348
Cash and cash equivalents at beginning of period	21,026		17,151		15,803
Cash and cash equivalents at end of the period	6,713		21,026		17,151
Supplemental disclosures of cash flow information:
Cash paid during the year for interest, net of capitalized amounts	2,638		3,346		3,928
Cash paid during the year for income taxes	$ 3,717		$ 2,411		$ 6,043

[1]	The Company recorded a non-cash transaction from an exchange of real estate of $4,941 in December 2010 along with a related deferred tax liability of $1,792 and a $2,126 permanent tax benefit on the value of donated minerals and aggregates which was recorded as a $303 receivable and $1,823 deferred tax.
[2]	The Company recorded non-cash transactions in 2012 for a $2,311 receivalbe on previously capitalized real estate taxes on the Anacostia property.

Consolidated Statements of Shareholders Equity (USD $) In Thousands, except Share data	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Loss, net of tax	Total
Beginning balance, amount at Sep. 30, 2009	$ 916	$ 35,247	$ 106,226	$ 19	$ 142,408
Beginning balance, shares at Sep. 30, 2009	9,159,108
Exercise of stock options, shares	107,100				107,100
Exercise of stock options, amount	11	721			732
Excess tax benefits from exercises of stock options and vesting of restricted stock		740			740
Stock option compensation		402			402
Restricted stock expense		48			48
Shares granted to Directors, shares	12,000
Shares granted to Directors, amount	1	353			354
Restricted stock forfeitures, shares	(120)
Net income			7,371		7,371
Minimum pension liability, net of tax				7	7
Net actuarial loss retiree health, net of tax				(6)	(6)
Ending balance, amount at Sep. 30, 2010	928	37,511	113,597	20	152,056
Ending balance, shares at Sep. 30, 2010	9,278,088
Exercise of stock options, shares	54,035				54,035
Exercise of stock options, amount	6	532			538
Excess tax benefits from exercises of stock options and vesting of restricted stock		322			322
Stock option compensation		370			370
Shares granted to Directors, shares	10,500
Shares granted to Directors, amount	1	333			334
Shares purchased and canceled, shares	(54,600)
Shares purchased and canceled, amount	(6)	(223)	(1,166)		(1,395)
Net income			12,211		12,211
Minimum pension liability, net of tax				8	8
Net actuarial loss retiree health, net of tax				3	3
Ending balance, amount at Sep. 30, 2011	929	38,845	124,642	31	164,447
Ending balance, shares at Sep. 30, 2011	9,288,023
Exercise of stock options, shares	153,505				153,505
Exercise of stock options, amount	15	1,307			1,322
Excess tax benefits from exercises of stock options and vesting of restricted stock		811			811
Stock option compensation		324			324
Shares granted to Directors, shares	15,000
Shares granted to Directors, amount	1	319			320
Shares purchased and canceled, shares	(15,908)
Shares purchased and canceled, amount	(1)	(67)	(247)		(315)
Net income			7,808		7,808
Minimum pension liability, net of tax				7	7
Net actuarial loss retiree health, net of tax				(6)	(6)
Ending balance, amount at Sep. 30, 2012	$ 944	$ 41,539	$ 132,203	$ 32	$ 174,718
Ending balance, shares at Sep. 30, 2012	9,440,620

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Net income	$ 7,808	$ 12,211	$ 7,371
Actuarial gain retiree health	(6)	3	(6)
Minimum pension liability	7	8	7
Comprehensive income	$ 7,809	$ 12,222	$ 7,372

Consolidated Real Estate and Accumulated Depreciation and Depletion	12 Months Ended
Sep. 30, 2012
Real Estate [Abstract]
Consolidated Real Estate and Accumulated Depreciation and Depletion

PATRIOT TRANSPORTATION HOLDING, INC.
SCHEDULE III (CONSOLIDATED) - REAL ESTATE & ACCUMULATED DEPRECIATION AND DEPLETION
(dollars in thousands)
SEPTEMBER 30, 2012

			Cost	Gross amount		Year		Depreciation
	Encumb-	Initial Cost	capitalized	at which	Accumulated	of	Date	Life
County	rances	to	subsequent	carried at	Depreciation	Construct-	Acquired	Computed
		Company	to	end of	& Depletion	ion		on:
			acquisition	period(a)

Construction Aggregates
Alachua, FL	$—	$1,442	$—	$1,442	$131	n/a	4/86	unit
Clayton, GA	—	369	—	369	5	n/a	4/86	unit
Fayette, GA	—	685	—	685	63	n/a	4/86	unit
Lake, FL	—	402	—	402	146	n/a	4/86	unit
Lake Louisa, FL	—	11,039	—	11,039	—	n/a	5/12	unit
Lee, FL	—	4,690	6	4,696	6	n/a	4/86	unit
Monroe, GA	—	792	—	792	278	n/a	4/86	unit
Muscogee, GA	—	369	(45)	324	281	n/a	4/86	unit
Prince Wil., VA	—	299	—	299	299	n/a	4/86	unit
Putnam, FL	—	15,002	37	15,039	4,220	n/a	4/86	unit
	—	35,089	(2)	35,087	5,429			unit
Other Rental Property
Wash D.C.	—	2,957	15,568	18,525	3,467	n/a	4/86	15 yr
Wash D.C.	—	3,811	—	3,811	—	n/a	10/97
Putnam, FL	—	302	(2)	300	283	n/a	4/86	5 yr
Spalding, GA	—	20	—	20	—	n/a	4/86
Lake, FL	—	1,083	—	1,083	968	n/a	4/86	unit
Marion, FL	—	1,180	4	1,184	599	n/a	4/86	unit
	—	9,353	15,570	24,923	5,317
Commercial Property
Baltimore, MD	2,103	439	4,411	4,850	2,750	1990	10/89	39 yr
Baltimore, MD	4,773	950	6,851	7,801	4,009	1994	12/91	39 yr
Baltimore, MD	1,632	690	2,861	3,551	1,239	2000	7/99	39 yr
Baltimore, MD	—	5,634	12,716	18,350	528	2008	12/02	39 yr
Baltimore City, MD	—	5,750	4,257	10,007	314	2010	12/10	39 yr
Duval, FL	—	2,416	541	2,957	2,710	n/a	4/86	25 yr
Harford, MD	1,399	31	3,830	3,861	1,812	1998	8/95	39 yr
Harford, MD	2,699	50	5,699	5,749	2,083	1999	8/95	39 yr
Harford, MD	4,115	85	7,062	7,147	2,965	2001	8/95	39 yr
Harford, MD	—	92	1,487	1,579	—	n/a	8/95	39 yr
Harford, MD	3,089	88	10,133	10,221	3,249	2007	8/95	39 yr
Harford, MD	2,342	155	12,262	12,417	2,843	2009	8/95	39 yr
Howard, MD	1,989	2,859	4,727	7,586	3,654	1996	9/88	39 yr
Howard, MD	1,475	2,473	981	3,454	1,173	2000	3/00	39 yr
Anne Arun, MD	655	715	8,677	9,392	4,970	1989	9/88	39 yr
Anne Arun, MD	8,166	950	13,120	14,070	3,727	2003	5/98	39 yr
Anne Arun, MD	7,775	1,525	10,800	12,325	2,438	2005	8/04	39 yr
Anne Arun, MD	4,197	737	5,324	6,061	1,136	2006	1/03	39 yr
Anne Arun, MD	—	667	10,259	10,926	1,164	2012	7/07	39 yr
Norfolk, VA	5,834	7,512	—	7,512	1,779	2004	10/04	39 yr
Prince Wil., VA	—	7,324	12,097	19,421	—	n/a	12/05	39 yr
Newcastle Co., DE	10,127	11,559	2,219	13,778	3,043	2004	4/04	39 yr
Carroll, MD	—	4,720	2,264	6,984	—	n/a	3/08	n/a
	62,370	57,421	142,578	199,999	47,586
Investment Property	—	2,231	324	2,555	665	n/a	4/86	n/a

GRAND TOTALS	$62,370	$104,094	$158,470	$262,564	$58,997
(a) The aggregate cost for Federal income tax purposes is $241,650.

PATRIOT TRANSPORTATION HOLDING, INC.
SCHEDULE III (CONSOLIDATED) - REAL ESTATE AND
ACCUMULATED DEPRECIATION AND DEPLETION
YEARS ENDED SEPTEMBER 30, 2012, 2011 AND 2010
(In thousands)

	2012	2011	2010

Gross Carrying Cost of Real Estate:

Balance at beginning of period	241,253	225,630	221,585

Additions during period:
Amounts capitalized	21,380	15,899	4,045

Deductions during period:
Cost of real estate sold	(69)	(276)	—
Other (abandonments)	—	—	—

Balance at close of period	262,564	241,253	225,630

Accumulated Depreciation & Depletion:

Balance at beginning of period	54,110	49,499	44,979

Additions during period:
Charged to cost & expense	4,956	4,611	4,520

Deductions during period:
Real estate sold	(69)	—	—

Balance at close of period	58,997	54,110	49,499

Accounting Policies	12 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounting Policies

1.    Accounting Policies.

ORGANIZATION - Patriot Transportation Holding, Inc. (Company) is engaged in the transportation and real estate businesses. The Company’s transportation business is conducted through its subsidiary, Florida Rock & Tank Lines, Inc. (Tank Lines). Tank Lines is a Southeastern transportation company concentrating in the hauling by motor carrier of primarily petroleum related bulk liquids and dry bulk commodities. The Company’s real estate group, through subsidiaries, acquires, constructs, leases, operates and manages land and buildings to generate both current cash flows and long-term capital appreciation. The real estate group also owns real estate that is leased under mining royalty agreements or held for investment.

RECLASSIFICATIONS – In connection with the presentation adopted in March, 2010 of our real estate operations as two reportable segments, two properties in Washington, D.C. and two properties in Duval County, Florida were reclassified out of the Royalties and rent division and the division was renamed the Mining royalty land segment. Historical results have been reclassified to conform to the new segment presentation.

CONSOLIDATION - The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Investment in the 50% owned Brooksville joint venture is accounted for under the equity method. All significant intercompany transactions have been eliminated in consolidation.

CASH AND CASH EQUIVALENTS - The Company considers all highly liquid debt instruments with maturities of three months or less at time of purchase to be cash equivalents.

INVENTORY - Inventory of parts and supplies is valued at the lower of cost (first-in, first-out) or market.

TIRES ON EQUIPMENT - The value of tires on tractors and trailers is accounted for as a prepaid expense and amortized over the life of the tires as a function of miles driven.

REVENUE AND EXPENSE RECOGNITION - Transportation revenue, including fuel surcharges, is recognized when the services have been rendered to customers or delivery has occurred, the pricing is fixed or determinable and collectibility is reasonably assured. Transportation expenses are recognized as incurred.

Real estate rental revenue and mining royalties are generally recognized when earned under the leases. Rental income from leases with scheduled increases or other incentives during their term is recognized on a straight-line basis over the term of the lease. Reimbursements of expenses, when provided in the lease, are recognized in the period that the expenses are incurred.

Sales of real estate are recognized when the collection of the sales price is reasonably assured and when the Company has fulfilled substantially all of its obligations, which are typically as of the closing date.

Accounts receivable are recorded net of discounts and provisions for estimated allowances. We estimate allowances on an ongoing basis by considering historical and current trends. We record estimated bad debts expense as a selling, general and administrative expense. We estimate the net collectability of our accounts receivable and establish an allowance for doubtful accounts based upon this assessment. Specifically, we analyze the aging of accounts receivable balances, historical bad debts, customer concentrations, customer credit-worthiness, current economic trends and changes in customer payment terms.

PROPERTY AND EQUIPMENT - Property and equipment is recorded at cost less accumulated depreciation and depletion. Provision for depreciation of property, plant and equipment is computed using the straight-line method based on the following estimated useful lives:

Years

Buildings and improvements 7-39

Revenue equipment 7-10

Other equipment 3-10

Depletion of sand and stone deposits is computed on the basis of units of production in relation to estimated reserves. Reserve estimates are periodically adjusted based upon surveys.

The Company recorded depreciation and depletion expenses for 2012, 2011 and 2010 of $12,250,000, $11,548,000, and $10,908,000, respectively.

The Company periodically reviews property and equipment for potential impairment whenever events or circumstances indicate the carrying amount of a long-lived asset may not be recoverable. The review of real estate group assets consists of comparing cap rates on recent cash flows and market value estimates to the carrying values of each asset group. If this review indicates the carrying value might exceed fair value then an estimate of future cash flows for the remaining useful life of each property is prepared considering anticipated vacancy, lease rates, and any future capital expenditures. The review of the transportation group assets consists of a review of future anticipated results considering business prospects and asset utilization. If the sum of these future cash flows (undiscounted and without interest charges) is less than the carrying amount of the assets, the Company would record an impairment loss based on the fair value of the assets with the fair value of the assets generally based upon an estimate of the discounted future cash flows expected with regards to the assets and their eventual disposition. The Company performs an annual impairment test on goodwill. Changes in estimates or assumptions could have an impact on the Company's financials.

All direct and indirect costs, including interest and real estate taxes, associated with the development, construction, leasing or expansion of real estate investments are capitalized as a cost of the property. Included in indirect costs is an allocation of internal costs associated with development of real estate investments. The cost of routine repairs and maintenance to property and equipment is expensed as incurred.

INVESTMENTS - The Company uses the equity method to account for its investment in Brooksville, in which it has a voting interest of 50% and has significant influence but does not have control. Under the equity method, the investment is originally recorded at cost and adjusted to recognize the Company’s share of net earnings or losses of the investee, limited to the extent of the Company’s investment in and advances to the investee and financial guarantees on behalf of the investee that create additional basis. The Company regularly monitors and evaluates the realizable value of its investments. When assessing an investment for an other-than-temporary decline in value, the Company considers such factors as, the performance of the investee in relation to its own operating targets and its business plan, the investee’s revenue and cost trends, as well as liquidity and cash position, and the outlook for the overall industry in which the investee operates. From time to time, the Company may consider third party evaluations or valuation reports. If events and circumstances indicate that a decline in the value of these assets has occurred and is other-than-temporary, the Company records a charge to investment income (expense).

INSURANCE - The Company has a $250,000 to $500,000 self-insured retention per occurrence in connection with certain of its workers’ compensation, automobile liability, and general liability insurance programs ("risk insurance"). The Company is also self-insured for its employee health insurance benefits and carries stop loss coverage for losses over $250,000 per covered participant per year plus a $72,000 aggregate. The Company has established an accrued liability for the estimated cost in connection with its portion of its risk and health insurance losses incurred and reported. Claims paid by the Company are charged against the liability. Additionally, the Company maintains an accrued liability for incurred but not reported claims based on historical analysis of such claims. The method of calculating the accrual liability is subject to inherent uncertainty. If actual results are less favorable than the estimates used to calculate the liabilities, the Company would have to record expenses in excess of what has been accrued.

INCOME TAXES - Deferred tax assets and liabilities are recognized based on differences between financial statement and tax bases of assets and liabilities using presently enacted tax rates. Deferred income taxes result from temporary differences between pre-tax income reported in the financial statements and taxable income. The Company recognizes liabilities for uncertain tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to estimate and measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. It is inherently difficult and subjective to estimate such amounts, as the amounts rely upon the determination of the probability of various possible outcomes. The Company reevaluates these uncertain tax positions on a quarterly basis. This evaluation is based on factors including, but not limited to, changes in facts or circumstances, changes in tax law and expiration of statutes of limitations, effectively settled issues under audit, and audit activity. Such a change in recognition or measurement would result in the recognition of a tax benefit or an additional charge to the tax provision. It is the Company's policy to recognize as additional income tax expense the items of interest and penalties directly related to income taxes.

STOCK BASED COMPENSATION – The Company accounts for compensation related to share based plans by recognizing the grant date fair value of stock options and other equity-based compensation issued to employees in its income statement over the requisite employee service period using the straight-line attribution model. In addition, compensation expense must be recognized for the change in fair value of any awards modified, repurchased or cancelled after the grant date. The fair value of each grant is estimated on the date of grant using the Black-Scholes option-pricing model. The assumptions used in the model and current year impact is discussed in Footnote 7.

PENSION PLAN - The Company accounts for its pension plan following the requirements of FASB ASC Topic 715, “Compensation – Retirement Benefits”, which requires an employer to: (a) recognize in its statement of financial position the funded status of a benefit plan; (b) measure defined benefit plan assets and obligations as of the end of the employer's fiscal year (with limited exceptions); and (c) recognize as a component of other comprehensive income, net of tax, the gains or losses and prior service costs or credits that arise but are not recognized as components of net periodic benefit costs pursuant to prior existing guidance.

EARNINGS PER COMMON SHARE - Basic earnings per common share are based on the weighted average number of common shares outstanding during the periods. Diluted earnings per common share are based on the weighted average number of common shares and potential dilution of securities that could share in earnings. The differences between basic and diluted shares used for the calculation are the effect of employee and director stock options and restricted stock.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United State requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain accounting policies and estimates are of more significance in the financial statement preparation process than others. The most critical accounting policies and estimates include the economic useful lives and salvage values of our vehicles and equipment, provisions for uncollectible accounts receivable and collectability of unrealized rents and notes receivable, estimates of exposures related to our insurance claims plans, and estimates for taxes. To the extent that actual, final outcomes are different than these estimates, or that additional facts and circumstances result in a revision to these estimates, earnings during that accounting period will be affected.

ENVIRONMENTAL - Environmental expenditures that benefit future periods are capitalized. Expenditures that relate to an existing condition caused by past operations, and which do not contribute to current or future revenue generation, are expensed. Liabilities are recorded for the estimated amount of expected environmental assessments and/or remedial efforts. Estimation of such liabilities includes an assessment of engineering estimates, continually evolving governmental laws and standards, and potential involvement of other potentially responsible parties.

COMPREHENSIVE INCOME – Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) refers to expenses, gains, and losses that are not included in net income, but rather are recorded directly in shareholder’s equity.

NEW ACCOUNTING PRONOUNCEMENTS – In June 2011, accounting guidance was issued which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of equity. This standard is effective for periods beginning after December 15, 2011. The Company adopted this standard with no impact on the Company’s financial position or results of operations as the standard only required a change in the format of the current presentation.

In May 2011, accounting guidance was issued which generally aligns the principles for fair value measurements and the related disclosure requirements under Generally Accepted Accounting Principles and International Financial Reporting Standards. This guidance requires additional disclosures regarding details about Level 3 fair value measurements, including quantitative information about the significant unobservable inputs used in estimating fair value, a discussion of the sensitivity of the measurement to these inputs and a description of the entity’s valuation processes. Disclosures will also be needed concerning any transfers between Level 1 and 2 of the fair value hierarchy (not just significant transfers as previous guidance required) and the hierarchy classification for items whose fair value is not recorded on the balance sheet but is disclosed in the notes. This standard is effective for periods beginning after December 15, 2011. The Company has determined that the adoption of this standard will affect the Company’s disclosures but will not have a material effect on the Company’s financial position or results of operations.

In September 2011, the FASB issued an amendment to the goodwill impairment guidance which provides an option for companies to use qualitative approach to test goodwill for impairment if certain conditions are not met. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, and early adoption is permitted. The implementation of this amended accounting guidance is not expected to have a material effect on the Company’s consolidated financial position and results of operations.

Transactions with Vulcan Materials Company	12 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Transactions with Vulcan Materials Company

2.    Transactions with Vulcan Materials Company.

The Company previously may have been considered a related party to Vulcan Materials Company (Vulcan). One director of the Company was employed by Vulcan until September 17, 2010 and is related to two other Company directors.

The Company, through its transportation subsidiaries, hauls commodities by tank trucks for Vulcan. Charges for these services are based on prevailing market prices. The real estate subsidiaries lease certain construction aggregates mining and other properties to Vulcan.

A summary of revenues derived from Vulcan follows (in thousands):

	2012	2011	2010
Transportation	$5,249	3,036	2,407
Real estate	4,755	4,580	4,725
	$10,004	7,616	7,132

A subsidiary of the Company (FRP) has a Joint Venture Agreement with Vulcan Materials Company (formerly Florida Rock Industries, Inc.) to develop approximately 4,300 acres of land near Brooksville, Florida. Under the terms of the joint venture, FRP contributed its fee interest in approximately 3,443 acres formerly leased to Vulcan under a long-term mining lease which had a net book value of $2,548,000. Vulcan is entitled to mine the property until 2018 and pay royalties for the benefit of FRP for as long as mining does not interfere with the development of the property. Real estate revenues included $242,000 of such royalties in fiscal 2012 and $240,000 in fiscal 2011. Allocated depletion expense of $8,000 was included in real estate cost of operations for fiscal 2012. FRP also contributed $3,018,000 for one-half of the acquisition costs of a 288-acre contiguous parcel. Vulcan contributed 553 acres that it owned as well as its leasehold interest in the 3,443 acres that it leased from FRP. The joint venture is jointly controlled by Vulcan and FRP, and they each had a mandatory obligation to fund additional capital contributions of up to $2,265,000. Capital contributions of $2,234,000 have been made by each party as of September 30, 2012. Distributions will be made on a 50-50 basis except for royalties and depletion specifically allocated to FRP. Other income for fiscal 2012 includes a loss of $8,000 representing the Company’s equity in the loss of the joint venture. In April 2011, the Florida Department of Community Affairs issued its Final Order approving the development of the Project, and zoning for the Project was obtained in August 2012.

Debt	12 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Debt

3.    Debt.

Debt at September 30 is summarized as follows (in thousands):

	2012	2011
Revolving credit (uncollateralized)	$-	-
5.6% to 8.6% mortgage notes
due in installments through 2027	62,370	67,272
	62,370	67,272
Less portion due within one year	5,239	4,902
	$57,131	62,370

The aggregate amount of principal payments, excluding the revolving credit, due subsequent to September 30, 2012 is: 2013 - $5,239,000; 2014 – $5,308,000; 2015 - $5,379,000; 2016 - $5,516,000; 2017 - $5,843,000; 2018 and subsequent years - $35,085,000.

The Company has a $37,000,000 uncollaterized Revolving Credit Agreement with three banks, which matures on December 31, 2013. The Revolver bears interest at a rate of 1.00% over the selected LIBOR, which may change quarterly based on the Company’s ratio of Consolidated Total Debt to Consolidated Total Capital, as defined. A commitment fee of 0.15% per annum is payable quarterly on the unused portion of the commitment. The commitment fee may also change quarterly based upon the ratio described above. The Revolver contains limitations on availability and restrictive covenants including limitations on paying cash dividends. Letters of credit in the amount of $9,009,000 were issued under the Revolver. As of September 30, 2012, $27,991,000 was available for borrowing and $56,639,000 of consolidated retained earnings would be available for payment of dividends. The Company was in compliance with all covenants as of September 30, 2012.

The non-recourse fully amortizing mortgage notes payable are collateralized by real estate having a carrying value of approximately $74,784,000 at September 30, 2012.

During fiscal 2012, 2011 and 2010 the Company capitalized interest costs of $1,646,000, $1,232,000, and $952,000, respectively.

The Company had $9,009,000 of irrevocable letters of credit outstanding at September 30, 2012. Most of the letters of credit are irrevocable for a period of one year and are automatically extended for additional one-year periods unless notified by the issuing bank not less than thirty days before the expiration date. These were issued for insurance retentions and to guarantee certain obligations to state agencies related to real estate development.

Leases	12 Months Ended
Sep. 30, 2012
Leases [Abstract]
Leases

4.    Leases.

At September 30, 2012, the total carrying value of property owned by the Company which is leased or held for lease to others is summarized as follows (in thousands):

Construction aggregates property	$35,087
Commercial property	224,922
260,009
Less accumulated depreciation and depletion	58,332
$201,677

The minimum future straight-lined rentals due the Company on noncancelable leases as of September 30, 2012 are as follows: 2013 - $19,016,000; 2014 - $17,747,000; 2015 - $15,726,000; 2016 - $12,461,000; 2017 - $10,950,000; 2018 and subsequent years $40,531,000.

Stock Split	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Stock Split

5. Stock Split.

On December 1, 2010, the board of directors declared a 3-for-1 stock split of the Company’s common stock in the form of a stock dividend. The record date for the split was January 3, 2011 and the new shares were issued on January 17, 2011. The total authorized shares remained 25 million and par value of common stock remained unchanged at $.10 per share. All share and per share information presented has been adjusted to reflect this stock split.

Earnings Per Share	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share

6. Earnings Per Share.

The following details the computations of the basic and diluted earnings per common share. (Dollars in thousands, except per share amounts.)

	Years Ended September 30
	2012	2011	2010
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	9,360	9,284	9,182

Common shares issuable under share
based payment plans which are
potentially dilutive	114	167	242

Common shares used for diluted
earnings per common share	9,474	9,451	9,424

Net income	$7,808	12,211	7,371

Earnings per common share
Basic	$0.83	1.32	0.80
Diluted	$0.82	1.29	0.78

For 2012, 2011 and 2010, 164,560, 140,370, and 111,210 shares, respectively, attributable to outstanding stock options were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive. For 2010 all outstanding restricted shares were included in the calculation of diluted earnings per common share because the unrecorded compensation and tax benefits to be credited to capital in excess of par for all awards of restricted stock were lower than the average price of the common shares, and therefore were dilutive.

Stock-Based Compensation Plans	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation Plans

7. Stock-Based Compensation Plans.

The Company has two Stock Option Plans (the 2000 Stock Option Plan and the 2006 Stock Option Plan) under which options for shares of common stock were granted to directors, officers and key employees. The 2006 plan permits the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock units, or stock awards. The options awarded under the plans have similar characteristics. All stock options are non-qualified and expire ten years from the date of grant. Stock based compensation awarded to directors, officers and employees are exercisable immediately or become exercisable in cumulative installments of 20% or 25% at the end of each year following the date of grant. When stock options are exercised the Company issues new shares after receipt of exercise proceeds and taxes due, if any, from the grantee. In February 2006, 15,960 shares of restricted stock were granted subject to forfeiture restrictions, tied to continued employment that lapsed 25% annually beginning on January 1, 2007 and were fully vested on January 1, 2010. The number of common shares available for future issuance was 603,560 at September 30, 2012.

The Company utilizes the Black-Scholes valuation model for estimating fair value of stock compensation for options awarded to officers and employees. Each grant is evaluated based upon assumptions at the time of grant. The assumptions were no dividend yield, expected volatility between 37% and 53%, risk-free interest rate of .4% to 4.9% and expected life of 3.0 to 7.0 years.

The dividend yield of zero is based on the fact that the Company does not pay cash dividends and has no present intention to pay cash dividends. Expected volatility is estimated based on the Company’s historical experience over a period equivalent to the expected life in years. The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate at the date of grant with a term consistent with the expected life of the options granted. The expected life calculation is based on the observed and expected time to exercise options by the employees.

The Company recorded the following stock compensation expense in its consolidated statement of income (in thousands):

	Years Ended September 30
	2012	2011	2010
Stock option grants	$381	370	402
Restricted stock awards granted in 2006	-	-	48
Annual non-employee Director stock award	320	334	354
	$701	704	804

A summary of changes in outstanding options is presented below:

				Weighted
		Weighted	Weighted	Average
	Number	Average	Average	Grant Date
	of	Exercise	Remaining	Fair Value
Options	Shares	Price	Term (yrs)	(000	's)

Outstanding at
October 1, 2009	713,790	$12.23	4.5	$4,246
Granted	27,210	$32.16		$349
Exercised	(107,100)	$6.83		$389
Forfeited	-	$-
Outstanding at
September 30, 2010	633,900	$14.00	4.1	$4,206
Granted	29,160	$25.60		$293
Exercised	(54,035)	$9.95		$274
Forfeited	(3,000)	$5.84		$9
Outstanding at
September 30, 2011	606,025	$14.96	3.5	$4,216
Granted	31,690	$22.25		$281
Exercised	(153,505)	$8.62		$705
Forfeited	(3,000)	$5.78		$10
Outstanding at
September 30, 2012	481,210	$17.52	3.8	$3,782
Exercisable at
September 30, 2012	410,766	$16.18	3.0	$3,035
Vested during
twelve months ended
September 30, 2012	35,574			$370

The following table summarizes information concerning stock options outstanding at September 30, 2012:

		Weighted	Weighted
	Shares	Average	Average
Range of Exercise	under	Exercise	Remaining
Prices per Share	Option	Price	Life (years)
Non-exercisable:
$18.01 - $27.00	58,618	24.01	8.2
$27.01 - $32.16	11,826	32.16	7.2
	70,444	$25.38	8.0
Exercisable:
$ 5.75 - $ 8.00	6,000	7.92	.2
$ 8.01 - $12.00	162,000	10.14	1.3
$12.01 - $18.00	117,150	14.77	2.3
$18.01 - $27.00	80,232	23.27	6.0
$27.01 - $32.16	45,384	29.90	6.2
	410,766	$16.18	3.0
Total	481,210	$17.52	3.8

The aggregate intrinsic value of exercisable in-the-money options was $4,900,000 and the aggregate intrinsic value of outstanding in-the-money options was $5,126,000 based on the market closing price of $27.88 on September 28, 2012 less exercise prices. Gains of $2,114,000 were realized by option holders during the twelve months ended September 30, 2012. The realized tax benefit from options exercised for the twelve months ended September 30, 2012 was $811,000. Total compensation cost of options granted but not yet vested as of September 30, 2012 was $598,000, which is expected to be recognized over a weighted-average period of 2.9 years.

A summary of changes in restricted stock awards is presented below:

				Weighted
		Weighted	Weighted	Average
	Number	Average	Average	Grant Date
	of	Exercise	Remaining	Fair Value
Restricted stock	Shares	Price	Term (yrs)	(000	's)

Outstanding at
September 30, 2009	7,650	$21.23	0.3	$163
Granted	-	$-		$-
Vested	(7,530)	$21.22		$160
Forfeited	(120)	$22.03		$3
Outstanding at
September 30, 2010	-	$-	-	$-

Income Taxes	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes

8. Income Taxes.

The provision for income taxes for continuing operations for fiscal years ended September 30 consists of the following (in thousands):

	2012	2011	2010
Current:
Federal	$2,834	3,249	3,162
State	437	566	119
	3,271	3,815	3,281
Deferred	1,538	483	682

Total	$4,809	4,298	3,963

A reconciliation between the amount of tax shown above and the amount computed at the statutory Federal income tax rate follows (in thousands):

	2012	2011	2010
Amount computed at statutory
Federal rate	$4,256	3,864	3,760
State income taxes (net of Federal
income tax benefit)	562	473	460
Other, net	(9)	(39)	(257)
Provision for income taxes	$4,809	4,298	3,963

In this reconciliation, the category “Other, net” consists of changes in unrecognized tax benefits, permanent tax differences related to non-deductible expenses, special tax rates and tax credits, interest and penalties, and adjustments to prior year estimates.

The types of temporary differences and their related tax effects that give rise to deferred tax assets and deferred tax liabilities at September 30, are presented below (in thousands):

	2012	2011
Deferred tax liabilities
Property and equipment	$18,535	17,014
Depletion	453	436
Unrealized rents	1,608	1,384
Prepaid expenses	1,913	1,639
Gross deferred tax liabilities	22,509	20,473
Deferred tax assets:
Insurance liabilities	1,744	2,104
Employee benefits and other	2,508	1,651
Gross deferred tax assets	4,252	3,755
Net deferred tax liability	$18,257	16,718

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2012	2011

Balance at October 1	$51	83
Reductions due to lapse of statute of limitations	(51)	(32)
Balance at September 30	$-	51

The Company files income tax returns in the U.S. and various states which are subject to audit for up to five years after filing.

Employee Benefits	12 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Benefits

9. Employee Benefits.

The Company and certain subsidiaries have a savings/profit sharing plan for the benefit of qualified employees. The savings feature of the plan incorporates the provisions of Section 401(k) of the Internal Revenue Code under which an eligible employee may elect to save a portion (within limits) of their compensation on a tax deferred basis. The Company contributes to a participant’s account an amount equal to 50% (with certain limits) of the participant’s contribution. Additionally, the Company may make an annual discretionary contribution to the plan as determined by the Board of Directors, with certain limitations. The plan provides for deferred vesting with benefits payable upon retirement or earlier termination of employment. The Company’s cost was $669,000 in 2012, $632,000 in 2011 and $612,000 in 2010.

The Company has a Management Security Plan (MSP) for certain officers and key employees. The accruals for future benefits are based upon the remaining years to retirement of the participating employees and other actuarial assumptions. Life insurance on the lives of one of the participants has been purchased to partially fund this benefit and the Company is the owner and beneficiary of that policy. The expense for fiscal 2012, 2011 and 2010 was $161,000, $150,000, and $143,000, respectively. The accrued benefit under this plan as of September 30, 2012 and 2011 was $1,232,000 and $1,169,000 respectively.

The Company provides certain health benefits for retired employees. Employees may become eligible for those benefits if they were employed by the Company prior to December 10, 1992, meet the service requirements and reach retirement age while working for the Company. The plan is contributory and unfunded. The Company accrues the estimated cost of retiree health benefits over the years that the employees render service. The accrued postretirement benefit obligation for this plan as of September 30, 2012 and 2011 was $361,000 and $334,000, respectively. The net periodic postretirement benefit cost was $5,000, $18,000 and $12,000 for fiscal 2012, 2011, and 2010, respectively. The discount rate used in determining the Net Periodic Postretirement Benefit Cost was 4.0% for 2012, 5.0% for 2011 and 5.5% for 2010. The discount rate used in determining the Accumulated Postretirement Benefit Obligation (APBO) was 4.0% for 2012, 5.0% for 2011 and 5.5% for 2010. No medical trend is applicable because the Company’s share of the cost is frozen.

Business Segments	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Business Segments

10. Business Segments.

The Company operates in three reportable business segments. The Company’s operations are substantially in the Southeastern and Mid-Atlantic states.

The transportation segment hauls petroleum and other liquids and dry bulk commodities by tank trailers. The Company’s real estate operations consist of two reportable segments. The Mining royalty land segment owns real estate including construction aggregate royalty sites and parcels held for investment. The Developed property rentals segment acquires, constructs, and leases office/warehouse buildings primarily in the Baltimore/Northern Virginia/Washington area and holds real estate for future development or related to its developments.

The Company’s transportation and real estate groups operate independently and have minimal shared overhead except for corporate expenses. Corporate expenses are allocated in fixed quarterly amounts based upon budgeted and estimated proportionate cost by segment. Unallocated corporate expenses primarily include stock compensation and corporate aircraft expenses. Reclassifications to prior period amounts have been made to be comparable to the current presentation.

Operating results and certain other financial data for the Company’s business segments are as follows (in thousands):

	2012	2011	2010
Revenues:
Transportation	$103,476	97,801	89,637
Mining royalty land	4,483	4,261	4,510
Developed property rentals	19,555	18,044	17,191
	$127,514	120,106	111,338

Operating profit:
Transportation	$9,107	9,602	9,716
Mining royalty land	3,905	3,507	3,696
Developed property rentals	5,497	5,874	5,126
Corporate expenses:
Allocated to transportation	(1,631)	(1,574)	(1,480)
Allocated to mining land	(674)	(650)	(588)
Allocated to developed property	(1,012)	(975)	(883)
Unallocated	(1,091)	(1,415)	(1,084)
	(4,408)	(4,614)	(4,035)
	$14,101	14,369	14,503

Interest expense:
Mining royalty land	$40	37	39
Developed property rentals	2,598	3,309	3,889
	$2,638	3,346	3,928

Capital expenditures:
Transportation	$10,459	6,743	6,568
Mining royalty land	11,039	—	59
Developed property rentals:
Capitalized interest	1,646	1,232	952
Internal labor	609	603	281
Real estate taxes (a)	(1,209)	1,212	1,157
Other costs (b)	11,804	8,082	1,686
	$34,348	17,872	10,703
(a) Includes a $2,311 adjustment related to a receivable on previously capitalized real estate taxes on the Anacostia property for fiscal 2012.
(b) Net of 1031 exchange of $4,941 for fiscal 2011.

Depreciation, depletion and
amortization:
Transportation	$6,750	6,269	6,143
Mining royalty land	112	111	103
Developed property rentals	5,729	5,222	5,053
Other	403	608	208
	$12,994	12,210	11,507

Identifiable net assets at September 30:
	2012	2011	2010
Transportation	$42,642	39,001	43,100
Discontinued Transportation Operations	—	114	542
Mining royalty land	39,695	28,295	28,651
Developed property rentals	184,358	175,618	164,601
Cash items	6,713	21,026	17,151
Unallocated corporate assets	2,297	2,336	3,667
	275,705	266,390	257,712

Fair Value Measurements	12 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

11. Fair Value Measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 means the use of quoted prices in active markets for identical assets or liabilities. Level 2 means the use of values that are derived principally from or corroborated by observable market data. Level 3 means the use of inputs are those that are unobservable and significant to the overall fair value measurement.

As of September 30, 2012 the Company had no assets or liabilities measured at fair value on a recurring or non-recurring basis. During fiscal 2011 the corporate aircraft was placed back in service and depreciation was re-commenced. Prior to that it was recorded at fair value based on level 2 inputs for similar assets in the current market on a non-recurring basis as it was deemed to be other-than-temporarily impaired. The fourth quarter of fiscal 2009 and the first quarter of fiscal 2011 included $900,000 and $300,000, respectively, for the impairment to estimated fair value of the corporate aircraft.

The fair value of the note receivable (see Note 15) as of September 30, 2010, approximated the unpaid principal balance based upon the interest rate and credit risk of the note. The note was paid in full as of September 30, 2011. The fair value of all other financial instruments with the exception of mortgage notes (see Note 3) approximates the carrying value due to the short-term nature of such instruments.

The fair values of the Company’s other mortgage notes payable were estimated based on current rates available to the Company for debt of the same remaining maturities. At September 30, 2012, the carrying amount and fair value of such other long-term debt was $62,370,000 and $67,379,000, respectively. At September 30, 2011, the carrying amount and fair value of other long-term debt was $67,272,000 and $70,386,000, respectively.

Contingent Liabilities	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Contingent Liabilities

12. Contingent Liabilities.

Certain of the Company’s subsidiaries are involved in litigation on a number of matters and are subject to certain claims which arise in the normal course of business. The Company has retained certain self-insurance risks with respect to losses for third party liability and property damage. There is a reasonable possibility that the Company’s estimate of vehicle and workers’ compensation liability for the transportation group or discontinued operations may be understated or overstated but the possible range can not be estimated. The liability at any point in time depends upon the relative ages and amounts of the individual open claims. In the opinion of management none of these matters are expected to have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows.

Commitments	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments

13. Commitments.

The Company, at September 30, 2012, had entered into various contracts to develop real estate with remaining commitments totaling $3,294,000, and to purchase transportation equipment for approximately $5,838,000. The Company has committed to make an additional capital contribution of up to $31,000 dollars to Brooksville Quarry, LLC in connection with a joint venture with Vulcan.

Concentrations	12 Months Ended
Sep. 30, 2012
Risks and Uncertainties [Abstract]
Concentrations

14. Concentrations.

The transportation segment primarily serves customers in the industries in the Southeastern U.S. Significant economic disruption or downturn in this geographic region or these industries could have an adverse effect on our financial statements.

During fiscal 2012, the transportation segment’s ten largest customers accounted for approximately 52.9% of the transportation segment’s revenue. One of these customers accounted for 19.2% of the transportation segment’s revenue. The loss of any one of these customers would have an adverse effect on the Company’s revenues and income. Accounts receivable from the transportation segment’s ten largest customers was $2,988,000 and $3,115,000 at September 30, 2012 and 2011, respectively.

The mining royalty land segment has one lessee that accounted for 77.2% of the segment’s revenues and $169,000 of accounts receivable at September 30, 2012. The loss of this customer would have an adverse effect on the segment.

The Company places its cash and cash equivalents with high credit quality institutions. At times such amounts may exceed FDIC limits.

Discontinued Operations	12 Months Ended
Sep. 30, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

15. Discontinued Operations.

In August 2009 the Company sold its flatbed trucking company, SunBelt Transport, Inc. ("SunBelt"). Under the agreement, the Buyer purchased all of SunBelt’s tractors and trailers, leased the SunBelt terminal facilities in Jacksonville, Florida for 36 months at a rental of $5,000 per month and leased the terminal facilities in South Pittsburg, Tennessee for 60 months at a rental of $5,000 per month with an option to purchase the Tennessee facilities at the end of the lease for payment of an additional $100,000. The South Pittsburgh lease was recorded as a sale under bargain purchase accounting. The purchase price received for the tractors and trailers and inventories was a $1 million cash payment and the delivery of a Promissory Note requiring 60 monthly payments of $130,000 each including interest at 7%, secured by the assets of the business conveyed. As of September 30, 2011 the note receivable was fully paid and the option to purchase the South Pittsburg facility was completed. The Company retained all pre-closing receivables and liabilities.

SunBelt has been accounted for as discontinued operations in accordance with ASC Topic 205-20 Presentation of Financial Statements – Discontinued Operations. All periods presented have been restated accordingly.

In December 2010, a subsidiary of the Company, Florida Rock Properties, Inc., closed a bargain sale of approximately 1,777 acres of land in Caroline County, Virginia, to the Commonwealth of Virginia, Board of Game and Inland Fisheries. The purchase price for the property was $5,200,000, subject to certain deductions. The Company also donated $5,599,000 primarily for the value of minerals and aggregates and recognized a $2,126,000 permanent tax benefit. The $2,126,000 permanent tax benefit was recorded to income taxes receivable for $303,000 and offset to long-term deferred tax liabilities of $1,823,000. Actual realization of the $1,823,000 in deferred taxes will depend on taxable income, income tax rates, and income tax regulations over the 5 year carry forward period. The Company's book value of the property was $276,000.

A summary of discontinued operations is as follows (in thousands):

	2012	2011	2010

Revenue	$50	60	84
Operating expenses	(107)	(302)	(427)
Gain on sale before taxes	-	4,665	-
Income before income taxes	$157	5,027	511
Permanent tax benefit	-	2,126	-
Provision for income taxes	(60)	(1,931)	(196)
Income from discontinued operations	$97	5,222	315

The amounts included in the above totals for the bargain sale is as follows (in thousands):

	2012	2011	2010

Revenue	$-	-	-
Operating expenses	-	-	-
Gain on sale before taxes	-	4,665	-
Income before income taxes	$-	4,665	-
Permanent tax benefit	-	2,126	-
Provision for income taxes	-	(1,823)	-
Income from discontinued operations	$-	4,968	-

The components of the balance sheet are as follows:

	September 30,	September 30,
	2012	2011
Accounts receivable	$-	3
Deferred income taxes	-	4
Property and equipment, net	-	107
Assets of discontinued operations	$-	114

Accrued payroll and benefits	-	2
Accrued liabilities, other	-	3
Insurance liabilities	-	29
Liabilities of discontinued operations	$-	34

Real Estate Held for Sale	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Real Estate Held for Sale

16. Real Estate Held for Sale.

During the summer of 2012 Commonwealth Avenue in Jacksonville, Florida, a 50 acre site near the western beltway of Interstate-295 capable of supporting approximately 500,000 square feet of warehouse/office build-out, was placed under contract for sale as a reverse 1031 exchange for the purchase of mining land near Lake Louisa, Florida. The sale closed in November, 2012 for a sale price of $2 million which will result in a gain of $1.1 million before income taxes in fiscal 2013. Book value of the property was $732,000 at September 30, 2012 and was classified as real estate held for sale as of September 30, 2012.

In September 2012 the Company received a non-binding letter of intent to sell phase 1 of the Windlass Run Residential property located in southeastern Baltimore County, Maryland. The property is expected to close during fiscal 2013 for $7.9 million. Book value of the property was $2,753,000 at September 30, 2012 and was classified as real estate held for sale as of September 30, 2012.

Unusual or Infrequent Items Impacting Quarterly Results	12 Months Ended
Sep. 30, 2012
Extraordinary and Unusual Items [Abstract]
Unusual or Infrequent Items Impacting Quarterly Results

17. Unusual or Infrequent Items Impacting Quarterly Results.

The Company reached an agreement with the District of Columbia in November 2011 concerning the assessed value of the Company’s property resulting in a credit due to the Company. The taxes previously paid relating to the property were capitalized to the cost of the land as we are actively pursuing development of the property. The entry to record this agreement was to establish a receivable for the taxes and to credit the cost of the land. It is anticipated that the $2,311,000 receivable including interest will be collected in fiscal 2013.

Income from continuing operations for the first quarter of fiscal 2012 included a gain on termination of sale contract in the amount of $1,039,000 before income taxes for the receipt of non-refundable deposits related to the termination of an agreement to sell the Company’s Windlass Run Residential property.

Operating profit for the developed property rentals segment includes an expense in the fourth quarter of fiscal 2012 of $1,771,000 for an estimated environmental remediation liability which is the lower end of the range of estimates. The actual expense may be materially higher or lower depending upon the determined responsibility of the prior tenant, our ability to collect from such prior tenant and actual costs incurred.

Operating profit in the fourth quarter of fiscal 2011 decreased primarily due to an increase in the Transportation segment’s insurance and losses of $1,204,000 due to two severe non-preventable incidents in the last four months of fiscal 2011 combined with higher health insurance claims incurred.

Discontinued operations, net for the first quarter of fiscal 2011 included a book gain on the exchange of property of $4,968,000 after tax (see note 15).

Subsequent Event	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Event

18. Subsequent Event.

The developed property rentals Commonwealth property was sold in November, 2012 for a sale price of $2 million which will result in a gain of $1.1 million before income taxes in fiscal 2013.

Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

ORGANIZATION - Patriot Transportation Holding, Inc. (Company) is engaged in the transportation and real estate businesses. The Company’s transportation business is conducted through its subsidiary, Florida Rock & Tank Lines, Inc. (Tank Lines). Tank Lines is a Southeastern transportation company concentrating in the hauling by motor carrier of primarily petroleum related bulk liquids and dry bulk commodities. The Company’s real estate group, through subsidiaries, acquires, constructs, leases, operates and manages land and buildings to generate both current cash flows and long-term capital appreciation. The real estate group also owns real estate that is leased under mining royalty agreements or held for investment.

Reclassifications

RECLASSIFICATIONS – In connection with the presentation adopted in March, 2010 of our real estate operations as two reportable segments, two properties in Washington, D.C. and two properties in Duval County, Florida were reclassified out of the Royalties and rent division and the division was renamed the Mining royalty land segment. Historical results have been reclassified to conform to the new segment presentation.

Consolidation

CONSOLIDATION - The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Investment in the 50% owned Brooksville joint venture is accounted for under the equity method. All significant intercompany transactions have been eliminated in consolidation.

Cash and Cash Equiivalents	CASH AND CASH EQUIVALENTS - The Company considers all highly liquid debt instruments with maturities of three months or less at time of purchase to be cash equivalents.
Inventory	INVENTORY - Inventory of parts and supplies is valued at the lower of cost (first-in, first-out) or market.
Tires on Equipment	TIRES ON EQUIPMENT - The value of tires on tractors and trailers is accounted for as a prepaid expense and amortized over the life of the tires as a function of miles driven.
Revenue and Expense Recognition

REVENUE AND EXPENSE RECOGNITION - Transportation revenue, including fuel surcharges, is recognized when the services have been rendered to customers or delivery has occurred, the pricing is fixed or determinable and collectibility is reasonably assured. Transportation expenses are recognized as incurred.

Real estate rental revenue and mining royalties are generally recognized when earned under the leases. Rental income from leases with scheduled increases or other incentives during their term is recognized on a straight-line basis over the term of the lease. Reimbursements of expenses, when provided in the lease, are recognized in the period that the expenses are incurred.

Sales of real estate are recognized when the collection of the sales price is reasonably assured and when the Company has fulfilled substantially all of its obligations, which are typically as of the closing date.

Accounts receivable are recorded net of discounts and provisions for estimated allowances. We estimate allowances on an ongoing basis by considering historical and current trends. We record estimated bad debts expense as a selling, general and administrative expense. We estimate the net collectability of our accounts receivable and establish an allowance for doubtful accounts based upon this assessment. Specifically, we analyze the aging of accounts receivable balances, historical bad debts, customer concentrations, customer credit-worthiness, current economic trends and changes in customer payment terms.

Property and Equipment

PROPERTY AND EQUIPMENT - Property and equipment is recorded at cost less accumulated depreciation and depletion. Provision for depreciation of property, plant and equipment is computed using the straight-line method based on the following estimated useful lives:

Years
Buildings and improvements	7-39
Revenue equipment	7-10
Other equipment	3-10

Depletion of sand and stone deposits is computed on the basis of units of production in relation to estimated reserves. Reserve estimates are periodically adjusted based upon surveys.

The Company recorded depreciation and depletion expenses for 2012, 2011 and 2010 of $12,250,000, $11,548,000, and $10,908,000, respectively.

The Company periodically reviews property and equipment for potential impairment whenever events or circumstances indicate the carrying amount of a long-lived asset may not be recoverable. The review of real estate group assets consists of comparing cap rates on recent cash flows and market value estimates to the carrying values of each asset group. If this review indicates the carrying value might exceed fair value then an estimate of future cash flows for the remaining useful life of each property is prepared considering anticipated vacancy, lease rates, and any future capital expenditures. The review of the transportation group assets consists of a review of future anticipated results considering business prospects and asset utilization. If the sum of these future cash flows (undiscounted and without interest charges) is less than the carrying amount of the assets, the Company would record an impairment loss based on the fair value of the assets with the fair value of the assets generally based upon an estimate of the discounted future cash flows expected with regards to the assets and their eventual disposition. The Company performs an annual impairment test on goodwill. Changes in estimates or assumptions could have an impact on the Company's financials.

All direct and indirect costs, including interest and real estate taxes, associated with the development, construction, leasing or expansion of real estate investments are capitalized as a cost of the property. Included in indirect costs is an allocation of internal costs associated with development of real estate investments. The cost of routine repairs and maintenance to property and equipment is expensed as incurred.

Investments

INVESTMENTS - The Company uses the equity method to account for its investment in Brooksville, in which it has a voting interest of 50% and has significant influence but does not have control. Under the equity method, the investment is originally recorded at cost and adjusted to recognize the Company’s share of net earnings or losses of the investee, limited to the extent of the Company’s investment in and advances to the investee and financial guarantees on behalf of the investee that create additional basis. The Company regularly monitors and evaluates the realizable value of its investments. When assessing an investment for an other-than-temporary decline in value, the Company considers such factors as, the performance of the investee in relation to its own operating targets and its business plan, the investee’s revenue and cost trends, as well as liquidity and cash position, and the outlook for the overall industry in which the investee operates. From time to time, the Company may consider third party evaluations or valuation reports. If events and circumstances indicate that a decline in the value of these assets has occurred and is other-than-temporary, the Company records a charge to investment income (expense).

Insurance

INSURANCE - The Company has a $250,000 to $500,000 self-insured retention per occurrence in connection with certain of its workers’ compensation, automobile liability, and general liability insurance programs ("risk insurance"). The Company is also self-insured for its employee health insurance benefits and carries stop loss coverage for losses over $250,000 per covered participant per year plus a $72,000 aggregate. The Company has established an accrued liability for the estimated cost in connection with its portion of its risk and health insurance losses incurred and reported. Claims paid by the Company are charged against the liability. Additionally, the Company maintains an accrued liability for incurred but not reported claims based on historical analysis of such claims. The method of calculating the accrual liability is subject to inherent uncertainty. If actual results are less favorable than the estimates used to calculate the liabilities, the Company would have to record expenses in excess of what has been accrued.

Income Taxes

INCOME TAXES - Deferred tax assets and liabilities are recognized based on differences between financial statement and tax bases of assets and liabilities using presently enacted tax rates. Deferred income taxes result from temporary differences between pre-tax income reported in the financial statements and taxable income. The Company recognizes liabilities for uncertain tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to estimate and measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. It is inherently difficult and subjective to estimate such amounts, as the amounts rely upon the determination of the probability of various possible outcomes. The Company reevaluates these uncertain tax positions on a quarterly basis. This evaluation is based on factors including, but not limited to, changes in facts or circumstances, changes in tax law and expiration of statutes of limitations, effectively settled issues under audit, and audit activity. Such a change in recognition or measurement would result in the recognition of a tax benefit or an additional charge to the tax provision. It is the Company's policy to recognize as additional income tax expense the items of interest and penalties directly related to income taxes.

Stock Based Compensation

STOCK BASED COMPENSATION – The Company accounts for compensation related to share based plans by recognizing the grant date fair value of stock options and other equity-based compensation issued to employees in its income statement over the requisite employee service period using the straight-line attribution model. In addition, compensation expense must be recognized for the change in fair value of any awards modified, repurchased or cancelled after the grant date. The fair value of each grant is estimated on the date of grant using the Black-Scholes option-pricing model. The assumptions used in the model and current year impact is discussed in Footnote 7.

Pension Plan

PENSION PLAN - The Company accounts for its pension plan following the requirements of FASB ASC Topic 715, “Compensation – Retirement Benefits”, which requires an employer to: (a) recognize in its statement of financial position the funded status of a benefit plan; (b) measure defined benefit plan assets and obligations as of the end of the employer's fiscal year (with limited exceptions); and (c) recognize as a component of other comprehensive income, net of tax, the gains or losses and prior service costs or credits that arise but are not recognized as components of net periodic benefit costs pursuant to prior existing guidance.

Earnings Per Common Share

EARNINGS PER COMMON SHARE - Basic earnings per common share are based on the weighted average number of common shares outstanding during the periods. Diluted earnings per common share are based on the weighted average number of common shares and potential dilution of securities that could share in earnings. The differences between basic and diluted shares used for the calculation are the effect of employee and director stock options and restricted stock.

Use of Estimates

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United State requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain accounting policies and estimates are of more significance in the financial statement preparation process than others. The most critical accounting policies and estimates include the economic useful lives and salvage values of our vehicles and equipment, provisions for uncollectible accounts receivable and collectability of unrealized rents and notes receivable, estimates of exposures related to our insurance claims plans, and estimates for taxes. To the extent that actual, final outcomes are different than these estimates, or that additional facts and circumstances result in a revision to these estimates, earnings during that accounting period will be affected.

Environmental

ENVIRONMENTAL - Environmental expenditures that benefit future periods are capitalized. Expenditures that relate to an existing condition caused by past operations, and which do not contribute to current or future revenue generation, are expensed. Liabilities are recorded for the estimated amount of expected environmental assessments and/or remedial efforts. Estimation of such liabilities includes an assessment of engineering estimates, continually evolving governmental laws and standards, and potential involvement of other potentially responsible parties.

Comprehensive Income

COMPREHENSIVE INCOME – Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) refers to expenses, gains, and losses that are not included in net income, but rather are recorded directly in shareholder’s equity.

New Accounting Pronouncements

NEW ACCOUNTING PRONOUNCEMENTS – In June 2011, accounting guidance was issued which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of equity. This standard is effective for periods beginning after December 15, 2011. The Company adopted this standard with no impact on the Company’s financial position or results of operations as the standard only required a change in the format of the current presentation.

In May 2011, accounting guidance was issued which generally aligns the principles for fair value measurements and the related disclosure requirements under Generally Accepted Accounting Principles and International Financial Reporting Standards. This guidance requires additional disclosures regarding details about Level 3 fair value measurements, including quantitative information about the significant unobservable inputs used in estimating fair value, a discussion of the sensitivity of the measurement to these inputs and a description of the entity’s valuation processes. Disclosures will also be needed concerning any transfers between Level 1 and 2 of the fair value hierarchy (not just significant transfers as previous guidance required) and the hierarchy classification for items whose fair value is not recorded on the balance sheet but is disclosed in the notes. This standard is effective for periods beginning after December 15, 2011. The Company has determined that the adoption of this standard will affect the Company’s disclosures but will not have a material effect on the Company’s financial position or results of operations.

In September 2011, the FASB issued an amendment to the goodwill impairment guidance which provides an option for companies to use qualitative approach to test goodwill for impairment if certain conditions are not met. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, and early adoption is permitted. The implementation of this amended accounting guidance is not expected to have a material effect on the Company’s consolidated financial position and results of operations.

Consolidated Real Estate and Accumulated Depreciation and Depletion (Tables)	12 Months Ended
Sep. 30, 2012
Real Estate [Abstract]
Schedule III Real Estate and Accumulated Depreciation and Depletion
PATRIOT TRANSPORTATION HOLDING, INC.
SCHEDULE III (CONSOLIDATED) - REAL ESTATE & ACCUMULATED DEPRECIATION AND DEPLETION
(dollars in thousands)
SEPTEMBER 30, 2012

			Cost	Gross amount		Year		Depreciation
	Encumb-	Initial Cost	capitalized	at which	Accumulated	of	Date	Life
County	rances	to	subsequent	carried at	Depreciation	Construct-	Acquired	Computed
		Company	to	end of	& Depletion	ion		on:
			acquisition	period(a)

Construction Aggregates
Alachua, FL	$—	$1,442	$—	$1,442	$131	n/a	4/86	unit
Clayton, GA	—	369	—	369	5	n/a	4/86	unit
Fayette, GA	—	685	—	685	63	n/a	4/86	unit
Lake, FL	—	402	—	402	146	n/a	4/86	unit
Lake Louisa, FL	—	11,039	—	11,039	—	n/a	5/12	unit
Lee, FL	—	4,690	6	4,696	6	n/a	4/86	unit
Monroe, GA	—	792	—	792	278	n/a	4/86	unit
Muscogee, GA	—	369	(45)	324	281	n/a	4/86	unit
Prince Wil., VA	—	299	—	299	299	n/a	4/86	unit
Putnam, FL	—	15,002	37	15,039	4,220	n/a	4/86	unit
	—	35,089	(2)	35,087	5,429			unit
Other Rental Property
Wash D.C.	—	2,957	15,568	18,525	3,467	n/a	4/86	15 yr
Wash D.C.	—	3,811	—	3,811	—	n/a	10/97
Putnam, FL	—	302	(2)	300	283	n/a	4/86	5 yr
Spalding, GA	—	20	—	20	—	n/a	4/86
Lake, FL	—	1,083	—	1,083	968	n/a	4/86	unit
Marion, FL	—	1,180	4	1,184	599	n/a	4/86	unit
	—	9,353	15,570	24,923	5,317
Commercial Property
Baltimore, MD	2,103	439	4,411	4,850	2,750	1990	10/89	39 yr
Baltimore, MD	4,773	950	6,851	7,801	4,009	1994	12/91	39 yr
Baltimore, MD	1,632	690	2,861	3,551	1,239	2000	7/99	39 yr
Baltimore, MD	—	5,634	12,716	18,350	528	2008	12/02	39 yr
Baltimore City, MD	—	5,750	4,257	10,007	314	2010	12/10	39 yr
Duval, FL	—	2,416	541	2,957	2,710	n/a	4/86	25 yr
Harford, MD	1,399	31	3,830	3,861	1,812	1998	8/95	39 yr
Harford, MD	2,699	50	5,699	5,749	2,083	1999	8/95	39 yr
Harford, MD	4,115	85	7,062	7,147	2,965	2001	8/95	39 yr
Harford, MD	—	92	1,487	1,579	—	n/a	8/95	39 yr
Harford, MD	3,089	88	10,133	10,221	3,249	2007	8/95	39 yr
Harford, MD	2,342	155	12,262	12,417	2,843	2009	8/95	39 yr
Howard, MD	1,989	2,859	4,727	7,586	3,654	1996	9/88	39 yr
Howard, MD	1,475	2,473	981	3,454	1,173	2000	3/00	39 yr
Anne Arun, MD	655	715	8,677	9,392	4,970	1989	9/88	39 yr
Anne Arun, MD	8,166	950	13,120	14,070	3,727	2003	5/98	39 yr
Anne Arun, MD	7,775	1,525	10,800	12,325	2,438	2005	8/04	39 yr
Anne Arun, MD	4,197	737	5,324	6,061	1,136	2006	1/03	39 yr
Anne Arun, MD	—	667	10,259	10,926	1,164	2012	7/07	39 yr
Norfolk, VA	5,834	7,512	—	7,512	1,779	2004	10/04	39 yr
Prince Wil., VA	—	7,324	12,097	19,421	—	n/a	12/05	39 yr
Newcastle Co., DE	10,127	11,559	2,219	13,778	3,043	2004	4/04	39 yr
Carroll, MD	—	4,720	2,264	6,984	—	n/a	3/08	n/a
	62,370	57,421	142,578	199,999	47,586
Investment Property	—	2,231	324	2,555	665	n/a	4/86	n/a

GRAND TOTALS	$62,370	$104,094	$158,470	$262,564	$58,997
(a) The aggregate cost for Federal income tax purposes is $241,650.

Real Estate and Accumulated Depreciation and Depletion
PATRIOT TRANSPORTATION HOLDING, INC.
SCHEDULE III (CONSOLIDATED) - REAL ESTATE AND
ACCUMULATED DEPRECIATION AND DEPLETION
YEARS ENDED SEPTEMBER 30, 2012, 2011 AND 2010
(In thousands)

	2012	2011	2010

Gross Carrying Cost of Real Estate:

Balance at beginning of period	241,253	225,630	221,585

Additions during period:
Amounts capitalized	21,380	15,899	4,045

Deductions during period:
Cost of real estate sold	(69)	(276)	—
Other (abandonments)	—	—	—

Balance at close of period	262,564	241,253	225,630

Accumulated Depreciation & Depletion:

Balance at beginning of period	54,110	49,499	44,979

Additions during period:
Charged to cost & expense	4,956	4,611	4,520

Deductions during period:
Real estate sold	(69)	—	—

Balance at close of period	58,997	54,110	49,499

Transactions with Vulcan Materials Company (Tables)	12 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Revenues from Vulcan Materials Company
	2012	2011	2010
Transportation	$5,249	3,036	2,407
Real estate	4,755	4,580	4,725
	$10,004	7,616	7,132

Debt (Tables)	12 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Debt
	2012	2011
Revolving credit (uncollateralized)	$-	-
5.6% to 8.6% mortgage notes
due in installments through 2027	62,370	67,272
	62,370	67,272
Less portion due within one year	5,239	4,902
	$57,131	62,370

Leases (Tables)	12 Months Ended
Sep. 30, 2012
Leases [Abstract]
Property leased or held for lease
Leased or held for lease
Construction aggregates property	$35,087
Commercial property	224,922
260,009
Less accumulated depreciation and depletion	58,332
$201,677

Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings per share computations
Earnings per share	Years Ended September 30
(Dollars in thousands, except per share amounts)	2012	2011	2010
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	9,360	9,284	9,182

Common shares issuable under share
based payment plans which are
potentially dilutive	114	167	242

Common shares used for diluted
earnings per common share	9,474	9,451	9,424

Net income	$7,808	12,211	7,371

Earnings per common share
Basic	$0.83	1.32	0.80
Diluted	$0.82	1.29	0.78

Stock-Based Compensation Plans (Tables)	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Expense
	Years Ended September 30
	2012	2011	2010
Stock option grants	$381	370	402
Restricted stock awards granted in 2006	-	-	48
Annual non-employee Director stock award	320	334	354
	$701	704	804

Summary of Stock Activity
				Weighted
		Weighted	Weighted	Average
	Number	Average	Average	Grant Date
	of	Exercise	Remaining	Fair Value
Options	Shares	Price	Term (yrs)	(000	's)

Outstanding at
October 1, 2009	713,790	$12.23	4.5	$4,246
Granted	27,210	$32.16		$349
Exercised	(107,100)	$6.83		$389
Forfeited	-	$-
Outstanding at
September 30, 2010	633,900	$14.00	4.1	$4,206
Granted	29,160	$25.60		$293
Exercised	(54,035)	$9.95		$274
Forfeited	(3,000)	$5.84		$9
Outstanding at
September 30, 2011	606,025	$14.96	3.5	$4,216
Granted	31,690	$22.25		$281
Exercised	(153,505)	$8.62		$705
Forfeited	(3,000)	$5.78		$10
Outstanding at
September 30, 2012	481,210	$17.52	3.8	$3,782
Exercisable at
September 30, 2012	410,766	$16.18	3.0	$3,035
Vested during
twelve months ended
September 30, 2012	35,574			$370

Summary of Stock Options Outstanding
		Weighted	Weighted
	Shares	Average	Average
Range of Exercise	under	Exercise	Remaining
Prices per Share	Option	Price	Life (years)
Non-exercisable:
$18.01 - $27.00	58,618	24.01	8.2
$27.01 - $32.16	11,826	32.16	7.2
	70,444	$25.38	8.0
Exercisable:
$ 5.75 - $ 8.00	6,000	7.92	.2
$ 8.01 - $12.00	162,000	10.14	1.3
$12.01 - $18.00	117,150	14.77	2.3
$18.01 - $27.00	80,232	23.27	6.0
$27.01 - $32.16	45,384	29.90	6.2
	410,766	$16.18	3.0
Total	481,210	$17.52	3.8

Summary of Restricted Stock Activity
				Weighted
		Weighted	Weighted	Average
	Number	Average	Average	Grant Date
	of	Exercise	Remaining	Fair Value
Restricted stock	Shares	Price	Term (yrs)	(000	's)

Outstanding at
September 30, 2009	7,650	$21.23	0.3	$163
Granted	-	$-		$-
Vested	(7,530)	$21.22		$160
Forfeited	(120)	$22.03		$3
Outstanding at
September 30, 2010	-	$-	-	$-

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Provision for income taxes
	2012	2011	2010
Current:
Federal	$2,834	3,249	3,162
State	437	566	119
	3,271	3,815	3,281
Deferred	1,538	483	682

Total	$4,809	4,298	3,963

A reconciliation between the amount of tax shown above and the amount computed at the statutory Federal income tax rate follows (in thousands):

	2012	2011	2010
Amount computed at statutory
Federal rate	$4,256	3,864	3,760
State income taxes (net of Federal
income tax benefit)	562	473	460
Other, net	(9)	(39)	(257)
Provision for income taxes	$4,809	4,298	3,963

Temporary differences
	2012	2011
Deferred tax liabilities
Property and equipment	$18,535	17,014
Depletion	453	436
Unrealized rents	1,608	1,384
Prepaid expenses	1,913	1,639
Gross deferred tax liabilities	22,509	20,473
Deferred tax assets:
Insurance liabilities	1,744	2,104
Employee benefits and other	2,508	1,651
Gross deferred tax assets	4,252	3,755
Net deferred tax liability	$18,257	16,718

Unrecognized tax benefits
	2012	2011

Balance at October 1	$51	83
Reductions due to lapse of statute of limitations	(51)	(32)
Balance at September 30	$-	51

Business Segments (Tables)	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Business Segments

	2012	2011	2010
Revenues:
Transportation	$103,476	97,801	89,637
Mining royalty land	4,483	4,261	4,510
Developed property rentals	19,555	18,044	17,191
	$127,514	120,106	111,338

Operating profit:
Transportation	$9,107	9,602	9,716
Mining royalty land	3,905	3,507	3,696
Developed property rentals	5,497	5,874	5,126
Corporate expenses:
Allocated to transportation	(1,631)	(1,574)	(1,480)
Allocated to mining land	(674)	(650)	(588)
Allocated to developed property	(1,012)	(975)	(883)
Unallocated	(1,091)	(1,415)	(1,084)
	(4,408)	(4,614)	(4,035)
	$14,101	14,369	14,503

Interest expense:
Mining royalty land	$40	37	39
Developed property rentals	2,598	3,309	3,889
	$2,638	3,346	3,928

Capital expenditures:
Transportation	$10,459	6,743	6,568
Mining royalty land	11,039	—	59
Developed property rentals:
Capitalized interest	1,646	1,232	952
Internal labor	609	603	281
Real estate taxes (a)	(1,209)	1,212	1,157
Other costs (b)	11,804	8,082	1,686
	$34,348	17,872	10,703
(a) Includes a $2,311 adjustment related to a receivable on previously capitalized real estate taxes on the Anacostia property for fiscal 2012.
(b) Net of 1031 exchange of $4,941 for fiscal 2011.

Depreciation, depletion and
amortization:
Transportation	$6,750	6,269	6,143
Mining royalty land	112	111	103
Developed property rentals	5,729	5,222	5,053
Other	403	608	208
	$12,994	12,210	11,507

Identifiable net assets at September 30:
	2012	2011	2010
Transportation	$42,642	39,001	43,100
Discontinued Transportation Operations	—	114	542
Mining royalty land	39,695	28,295	28,651
Developed property rentals	184,358	175,618	164,601
Cash items	6,713	21,026	17,151
Unallocated corporate assets	2,297	2,336	3,667
	275,705	266,390	257,712

Discontinued Operations (Tables)	12 Months Ended
Sep. 30, 2012
Discontinued Operations and Disposal Groups [Abstract]
Summary of Discontinued Operations
	2012	2011	2010

Revenue	$50	60	84
Operating expenses	(107)	(302)	(427)
Gain on sale before taxes	-	4,665	-
Income before income taxes	$157	5,027	511
Permanent tax benefit	-	2,126	-
Provision for income taxes	(60)	(1,931)	(196)
Income from discontinued operations	$97	5,222	315

Bargain sale discontinued operations
	2012	2011	2010

Revenue	$-	-	-
Operating expenses	-	-	-
Gain on sale before taxes	-	4,665	-
Income before income taxes	$-	4,665	-
Permanent tax benefit	-	2,126	-
Provision for income taxes	-	(1,823)	-
Income from discontinued operations	$-	4,968	-

Discontinued operations balance sheet components
	September 30,	September 30,
	2012	2011
Accounts receivable	$-	3
Deferred income taxes	-	4
Property and equipment, net	-	107
Assets of discontinued operations	$-	114

Accrued payroll and benefits	-	2
Accrued liabilities, other	-	3
Insurance liabilities	-	29
Liabilities of discontinued operations	$-	34

Consolidated Real Estate and Accumulated Depreciation and Depletion (Tables) - Schedule III Real Estate and Accumulated Depreciation and Depletion (Details) (USD $)
In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Encumbrances	$ 62,370
Initial Cost to Company	104,094
Cost capitalized subsequent to acquisition	158,470
Gross amount at which carried at end of period	262,564
Accumulated Depreciation & Depletion	58,997	54,110	49,499	44,979
Aggregate cost for Federal income tax purposes	241,650
Mining royalty land
Encumbrances	0
Initial Cost to Company	35,089
Cost capitalized subsequent to acquisition	(2)
Gross amount at which carried at end of period	35,087
Accumulated Depreciation & Depletion	5,429
Property leased or held for lease
Encumbrances	0
Initial Cost to Company	9,353
Cost capitalized subsequent to acquisition	15,570
Gross amount at which carried at end of period	24,923
Accumulated Depreciation & Depletion	5,317
Commercial Property
Encumbrances	62,370
Initial Cost to Company	57,421
Cost capitalized subsequent to acquisition	142,578
Gross amount at which carried at end of period	199,999
Accumulated Depreciation & Depletion	47,586
Investmentl Property
Encumbrances	0
Initial Cost to Company	2,231
Cost capitalized subsequent to acquisition	324
Gross amount at which carried at end of period	2,555
Accumulated Depreciation & Depletion	665
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	n/a
Alachua, FL
Encumbrances	0
Initial Cost to Company	1,442
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,442
Accumulated Depreciation & Depletion	131
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Clayton, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	369
Accumulated Depreciation & Depletion	5
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Fayette, GA
Encumbrances	0
Initial Cost to Company	685
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	685
Accumulated Depreciation & Depletion	63
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Lake, FL
Encumbrances	0
Initial Cost to Company	402
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	402
Accumulated Depreciation & Depletion	146
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Lake Louise, FL
Encumbrances	0
Initial Cost to Company	11,039
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	11,039
Accumulated Depreciation & Depletion	0
Year of Construction	n/a
Date Acquired	5/12
Depreciation Life Computed on	unit
Lee, FL
Encumbrances	0
Initial Cost to Company	4,690
Cost capitalized subsequent to acquisition	6
Gross amount at which carried at end of period	4,696
Accumulated Depreciation & Depletion	6
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Monroe, GA
Encumbrances	0
Initial Cost to Company	792
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	792
Accumulated Depreciation & Depletion	278
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Muscogee, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	(45)
Gross amount at which carried at end of period	324
Accumulated Depreciation & Depletion	281
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Prince Wil, VA
Encumbrances	0
Initial Cost to Company	299
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	299
Accumulated Depreciation & Depletion	299
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Putnam, FL
Encumbrances	0
Initial Cost to Company	15,002
Cost capitalized subsequent to acquisition	37
Gross amount at which carried at end of period	15,039
Accumulated Depreciation & Depletion	4,220
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Wash DC 1
Encumbrances	0
Initial Cost to Company	2,957
Cost capitalized subsequent to acquisition	15,568
Gross amount at which carried at end of period	18,525
Accumulated Depreciation & Depletion	3,467
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	15 yr.
Wash DC 2
Encumbrances	0
Initial Cost to Company	3,811
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	3,811
Accumulated Depreciation & Depletion	0
Year of Construction	n/a
Date Acquired	10/97
Putnam, FL 2
Encumbrances	0
Initial Cost to Company	302
Cost capitalized subsequent to acquisition	(2)
Gross amount at which carried at end of period	300
Accumulated Depreciation & Depletion	283
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	5 yr.
Spalding, GA
Encumbrances	0
Initial Cost to Company	20
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	20
Accumulated Depreciation & Depletion	0
Year of Construction	n/a
Date Acquired	4/86
Lake, FL 2
Encumbrances	0
Initial Cost to Company	1,083
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,083
Accumulated Depreciation & Depletion	968
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Marion, FL
Encumbrances	0
Initial Cost to Company	1,180
Cost capitalized subsequent to acquisition	4
Gross amount at which carried at end of period	1,184
Accumulated Depreciation & Depletion	599
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Baltimore, MD 1
Encumbrances	2,103
Initial Cost to Company	439
Cost capitalized subsequent to acquisition	4,411
Gross amount at which carried at end of period	4,850
Accumulated Depreciation & Depletion	2,750
Year of Construction	1990
Date Acquired	10/89
Depreciation Life Computed on	39 yr.
Baltimore, MD 2
Encumbrances	4,773
Initial Cost to Company	950
Cost capitalized subsequent to acquisition	6,851
Gross amount at which carried at end of period	7,801
Accumulated Depreciation & Depletion	4,009
Year of Construction	1994
Date Acquired	12/91
Depreciation Life Computed on	39 yr.
Baltimore, MD 3
Encumbrances	1,632
Initial Cost to Company	690
Cost capitalized subsequent to acquisition	2,861
Gross amount at which carried at end of period	3,551
Accumulated Depreciation & Depletion	1,239
Year of Construction	2000
Date Acquired	7/99
Depreciation Life Computed on	39 yr.
Baltimore, MD 4
Encumbrances	0
Initial Cost to Company	5,634
Cost capitalized subsequent to acquisition	12,716
Gross amount at which carried at end of period	18,350
Accumulated Depreciation & Depletion	528
Year of Construction	2008
Date Acquired	12/02
Depreciation Life Computed on	39 yr.
Baltimore City, MD
Encumbrances	0
Initial Cost to Company	5,750
Cost capitalized subsequent to acquisition	4,257
Gross amount at which carried at end of period	10,007
Accumulated Depreciation & Depletion	314
Year of Construction	2010
Date Acquired	12/10
Depreciation Life Computed on	39 yr.
Duval, FL
Encumbrances	0
Initial Cost to Company	2,416
Cost capitalized subsequent to acquisition	541
Gross amount at which carried at end of period	2,957
Accumulated Depreciation & Depletion	2,710
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	25 yr.
Harford, MD 1
Encumbrances	1,399
Initial Cost to Company	31
Cost capitalized subsequent to acquisition	3,830
Gross amount at which carried at end of period	3,861
Accumulated Depreciation & Depletion	1,812
Year of Construction	1998
Date Acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 2
Encumbrances	2,699
Initial Cost to Company	50
Cost capitalized subsequent to acquisition	5,699
Gross amount at which carried at end of period	5,749
Accumulated Depreciation & Depletion	2,083
Year of Construction	1999
Date Acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 3
Encumbrances	4,115
Initial Cost to Company	85
Cost capitalized subsequent to acquisition	7,062
Gross amount at which carried at end of period	7,147
Accumulated Depreciation & Depletion	2,965
Year of Construction	2001
Date Acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 4
Encumbrances	0
Initial Cost to Company	92
Cost capitalized subsequent to acquisition	1,487
Gross amount at which carried at end of period	1,579
Accumulated Depreciation & Depletion	0
Year of Construction	n/a
Date Acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 5
Encumbrances	3,089
Initial Cost to Company	88
Cost capitalized subsequent to acquisition	10,133
Gross amount at which carried at end of period	10,221
Accumulated Depreciation & Depletion	3,249
Year of Construction	2007
Date Acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 6
Encumbrances	2,342
Initial Cost to Company	155
Cost capitalized subsequent to acquisition	12,262
Gross amount at which carried at end of period	12,417
Accumulated Depreciation & Depletion	2,843
Year of Construction	2009
Date Acquired	8/95
Depreciation Life Computed on	39 yr.
Howard, MD 1
Encumbrances	1,989
Initial Cost to Company	2,859
Cost capitalized subsequent to acquisition	4,727
Gross amount at which carried at end of period	7,586
Accumulated Depreciation & Depletion	3,654
Year of Construction	1996
Date Acquired	9/88
Depreciation Life Computed on	39 yr.
Howard, MD 2
Encumbrances	1,475
Initial Cost to Company	2,473
Cost capitalized subsequent to acquisition	981
Gross amount at which carried at end of period	3,454
Accumulated Depreciation & Depletion	1,173
Year of Construction	2000
Date Acquired	3/00
Depreciation Life Computed on	39 yr.
Anne Arun, MD 1
Encumbrances	655
Initial Cost to Company	715
Cost capitalized subsequent to acquisition	8,677
Gross amount at which carried at end of period	9,392
Accumulated Depreciation & Depletion	4,970
Year of Construction	1989
Date Acquired	9/88
Depreciation Life Computed on	39 yr.
Anne Arun, MD 2
Encumbrances	8,166
Initial Cost to Company	950
Cost capitalized subsequent to acquisition	13,120
Gross amount at which carried at end of period	14,070
Accumulated Depreciation & Depletion	3,727
Year of Construction	2003
Date Acquired	5/98
Depreciation Life Computed on	39 yr.
Anne Arun, MD 3
Encumbrances	7,775
Initial Cost to Company	1,525
Cost capitalized subsequent to acquisition	10,800
Gross amount at which carried at end of period	12,325
Accumulated Depreciation & Depletion	2,438
Year of Construction	2005
Date Acquired	8/04
Depreciation Life Computed on	39 yr.
Anne Arun, MD 4
Encumbrances	4,197
Initial Cost to Company	737
Cost capitalized subsequent to acquisition	5,324
Gross amount at which carried at end of period	6,061
Accumulated Depreciation & Depletion	1,136
Year of Construction	2006
Date Acquired	1/03
Depreciation Life Computed on	39 yr.
Anne Arun, MD 5
Encumbrances	0
Initial Cost to Company	667
Cost capitalized subsequent to acquisition	10,259
Gross amount at which carried at end of period	10,926
Accumulated Depreciation & Depletion	1,164
Year of Construction	2012
Date Acquired	7/07
Depreciation Life Computed on	39 yr.
Norfolk, VA
Encumbrances	5,834
Initial Cost to Company	7,512
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	7,512
Accumulated Depreciation & Depletion	1,779
Year of Construction	2004
Date Acquired	10/04
Depreciation Life Computed on	39 yr.
Prince Wil, VA 2
Encumbrances	0
Initial Cost to Company	7,324
Cost capitalized subsequent to acquisition	12,097
Gross amount at which carried at end of period	19,421
Accumulated Depreciation & Depletion	0
Year of Construction	n/a
Date Acquired	12/05
Depreciation Life Computed on	39 yr.
Newcastle Co, DE
Encumbrances	10,127
Initial Cost to Company	11,559
Cost capitalized subsequent to acquisition	2,219
Gross amount at which carried at end of period	13,778
Accumulated Depreciation & Depletion	3,043
Year of Construction	2004
Date Acquired	4/04
Depreciation Life Computed on	39 yr.
Carroll, MD
Encumbrances	0
Initial Cost to Company	4,720
Cost capitalized subsequent to acquisition	2,264
Gross amount at which carried at end of period	6,984
Accumulated Depreciation & Depletion	$ 0
Year of Construction	n/a
Date Acquired	3/08
Depreciation Life Computed on	n/a

Consolidated Real Estate and Accumulated Depreciation and Depletion (Tables) - Real Estate and Accumulated Depreciation and Depletion (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Real Estate [Abstract]
Gross Carrying Cost of Real Estate at beginning of period	$ 241,253	$ 225,630	$ 221,585
Additions capitalized during period	21,380	15,899	4,045
Cost of real estate sold	(69)	(276)	0
Gross Carrying Cost of Real Estate at end of period	262,564	241,253	225,630
Accumulated Depreciation & Depletion at beginning of period	54,110	49,499	44,979
Charged to cost & expense	4,956	4,611	4,520
Real estate sold	(69)	0	0
Accumulated Depreciation & Depletion at end of period	$ 58,997	$ 54,110	$ 49,499

Transactions with Vulcan Materials Company - Revenues from Vulcan Materials Company (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Transportation	$ 103,476	$ 97,801	$ 89,637
[Revenues]	127,514	120,106	111,338
Vulcan Materials Company
Transportation	5,249	3,036	2,407
Real estate	4,755	4,580	4,725
[Revenues]	$ 10,004	$ 7,616	$ 7,132

Debt - Debt (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Debt Disclosure [Abstract]
Revolving credit (uncollateralized)	$ 0	$ 0
5.6% to 8.6% mortgage notes due in installments through 2027	62,370	67,272
Less portion due within one year	5,239	4,902
[LongTermDebtNoncurrent]	$ 57,131	$ 62,370

Leases - Property leased or held for lease (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
[RealEstateGrossAtCarryingValue]	$ 262,564	$ 241,253	$ 225,630	$ 221,585
Less accumulated depreciation and depletion	110,681	104,942
[RealEstateInvestmentPropertyNet]	3,640	6,848
Property leased or held for lease
Construction aggregates property	35,087
Commercial property	224,922
[RealEstateGrossAtCarryingValue]	260,009
Less accumulated depreciation and depletion	58,332
[RealEstateInvestmentPropertyNet]	$ 201,677

Earnings Per Share - Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Earnings Per Share [Abstract]
Weighted average common shares oustanding during the period-shares used for basic earnings per common share	9,360	9,284	9,182
Common shares issuable under share based payment plans which are potentially dilutive	114	167	242
Common shares used for diluted earnings per common share	9,474	9,451	9,424
Net income	$ 7,808	$ 12,211	$ 7,371
Basic	$ 0.83	$ 1.32	$ 0.8
Diluted	$ 0.82	$ 1.29	$ 0.78

Stock-Based Compensation Plans - Stock Compensation Expense (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option grants	$ 381,000	$ 370,000	$ 402,000
Restricted stock awards granted in 2006			48,000
Annual non-employee Director stock award	320,000	334,000	354,000
[AllocatedShareBasedCompensationExpense]	$ 701,000	$ 704,000	$ 804,000

Stock-Based Compensation Plans - Summary of Stock Activity (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding at beginning of period	606,025	633,900	713,790
Options granted	31,690	29,160	27,210
Options exercised	153,505	54,035	107,100
Options forfeited	3,000	3,000	0
Options outstanding at end of period	481,210	606,025	633,900	713,790
Options outstanding weighted average exercise price at beginning of period	$ 14.96	$ 14	$ 12.23
Options outstanding weighted average exercise price - Granted	$ 22.25	$ 25.6	$ 32.16
Options outstanding weighted average exercise price - Exercised	$ 8.62	$ 9.95	$ 6.83
Options outstanding weighted average exercise price - forfeited	$ 5.78	$ 5.84	$ 0
Options outstanding weighted average exercise price at end of period	$ 17.52	$ 14.96	$ 14	$ 12.23
Options outstanding weighted average remaining term	3.8	3.5	4.1	4.5
Options outstanding weighted average grant date fair value at beginning of period	$ 4,216	$ 4,206	$ 4,246
Options outstanding weighted average grant date fair value	281	293	349
Options exercised weighted average grant date fair value	705	274	389
Options forfeited weighted average grant date fair value	10	9	0
Options outstanding weighted average grant date fair value at end of period	3,782	4,216	4,206	4,246
Options exerciseable at September 30, 2012	410,766
Options exerciseable weighted average exercise price	$ 16.18
Options exerciseable weighted average remaining term	3.0
Options exerciseable weighted average grant date fair value	3,035
Options vested during twelve months ended September 30, 2012	35,574
Options vested weighted average grant date fair value	$ 370

Stock-Based Compensation Plans - Summary of Stock Options Outstanding (Details) (USD $)	12 Months Ended
Sep. 30, 2012 Years
Shares under option	481,210
Weighted average exercise price	$ 17.52
Weighted average remaining life	3.8
$5.75 - $8.00
Shares under option	6,000
Weighted average exercise price	$ 7.92
Weighted average remaining life	0.2
Minimum exercise price	$ 5.75
Maximum exercise price	$ 8
$8.01 - $12.00
Shares under option	162,000
Weighted average exercise price	$ 10.14
Weighted average remaining life	1.3
Minimum exercise price	$ 8.01
Maximum exercise price	$ 12
$12.01 -$18.00
Shares under option	117,150
Weighted average exercise price	$ 14.77
Weighted average remaining life	2.3
Minimum exercise price	$ 12.01
Maximum exercise price	$ 18
$18.01 - $27.00
Shares under option	80,232
Weighted average exercise price	$ 23.27
Weighted average remaining life	6
Minimum exercise price	$ 18.01
Maximum exercise price	$ 27
$27.01 - $32.16
Shares under option	45,384
Weighted average exercise price	$ 29.9
Weighted average remaining life	6.2
Minimum exercise price	$ 27.01
Maximum exercise price	$ 32.16
$18.01 - $27.00 Non-exercisable
Shares under option	58,618
Weighted average exercise price non-exercisable	$ 24.01
Weighted average remaining life	8.2
Minimum exercise price	$ 18.01
Maximum exercise price	$ 27
$27.01 - $32.16 Non-exercisable
Shares under option	11,826
Weighted average exercise price non-exercisable	$ 32.16
Weighted average remaining life	7.2
Minimum exercise price	$ 27.01
Maximum exercise price	$ 32.16

Stock-Based Compensation Plans - Summary of Restricted Stock Activity (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2012
Options outstanding at beginning of period	606,025	633,900	713,790
Options outstanding at end of period	481,210	606,025	633,900	713,790
Options outstanding weighted average exercise price at beginning of period	$ 14.96	$ 14	$ 12.23		$ 17.52
Options outstanding weighted average remaining term	3.8	3.5	4.1	4.5
Options outstanding weighted average grant date fair value at beginning of period	$ 4,216	$ 4,206	$ 4,246		$ 3,782
Options outstanding weighted average grant date fair value forfeited	10	9	0
Restricted stock awards
Options outstanding at beginning of period			7,650
Options vested			7,530
Options forfeited			120
Options outstanding at end of period			0	7,650
Options outstanding weighted average exercise price at beginning of period			$ 21.23
Options outstanding weighted average exercise price vested			21.22
Options outstanding weighted average exercise price forfeited			$ 22.03
Options outstanding weighted average remaining term				.3
Options outstanding weighted average grant date fair value at beginning of period			163
Options outstanding weighted average grant date fair value vested			160
Options outstanding weighted average grant date fair value forfeited			$ 3

Income Taxes - Provision for income taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Disclosure [Abstract]
Federal, current	$ 2,834	$ 3,249	$ 3,162
State, current	437	566	119
[CurrentIncomeTaxExpenseBenefit]	3,271	3,815	3,281
Deferred	1,538	483	682
Provision for income taxes	4,809	4,298	3,963
Federal, computed at statutory rate	4,256	3,864	3,760
State income taxes (net of Federal income tax benefit)	562	473	460
Other, net	$ (9)	$ (39)	$ (257)

Income Taxes - Temporary differences (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Property and equipment	$ 18,535	$ 17,014
Depletion	453	436
Unrealized rents	1,608	1,384
Prepaid expenses	1,913	1,639
Gross deferred tax liabilities	22,509	20,473
Insurance liabilities	1,744	2,104
Employee benefits and other	2,508	1,651
Gross deferred tax assets	4,252	3,755
Net deferred tax liability	$ 18,257	$ 16,718

Income Taxes - Unrecognized tax benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at October 1	$ 51	$ 83
Reductions due to lapse of statute of limitations	(51)	(32)
Unrecognized tax benefits at September 30	$ 0	$ 51

Business Segments - Business Segments (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenues	$ 127,514,000	$ 120,106,000	$ 111,338,000
Operating profit	14,101,000	14,369,000	14,503,000
Interest expense	2,638,000	3,346,000	3,928,000
Capital expenditures	34,348,000	17,872,000	10,703,000
Capital expenditures - capitalized interest	1,646,000	1,232,000	952,000
Depreciation, depletion and amortization	12,994,000	12,210,000	11,507,000
Identifiable net assets	268,992,000	245,250,000	240,019,000
Discontinued transportation assets	0	114,000	542,000
Cash items	6,713,000	21,026,000	17,151,000	15,803,000
Transportation
Revenues	103,476,000	97,801,000	89,637,000
Operating profit	9,107,000	9,602,000	9,716,000
Corporate expenses	(1,631,000)	(1,574,000)	(1,480,000)
Capital expenditures	10,459,000	6,743,000	6,568,000
Depreciation, depletion and amortization	6,750,000	6,269,000	6,143,000
Identifiable net assets	42,642,000	39,001,000	43,100,000
Mining royalty land
Revenues	4,483,000	4,261,000	4,510,000
Operating profit	3,905,000	3,507,000	3,696,000
Corporate expenses	(674,000)	(650,000)	(588,000)
Interest expense	40,000	37,000	39,000
Capital expenditures	11,039,000	0	59,000
Depreciation, depletion and amortization	112,000	111,000	103,000
Identifiable net assets	39,695,000	28,295,000	28,651,000
Developed property rentals
Revenues	19,555,000	18,044,000	17,191,000
Operating profit	5,497,000	5,874,000	5,126,000
Corporate expenses	(1,012,000)	(975,000)	(883,000)
Interest expense	2,598,000	3,309,000	3,889,000
Capital expenditures	11,804,000	8,082,000	1,686,000
Capital expenditures - capitalized interest	1,646,000	1,232,000	952,000
Capital expenditures - internal labor	609,000	603,000	281,000
Capital expenditures - real estate taxes (a)	(1,209,000)	1,212,000	1,157,000
Depreciation, depletion and amortization	5,729,000	5,222,000	5,053,000
Identifiable net assets	184,358,000	175,618,000	164,601,000
(a) Receivable on previously capitalized real estate taxes on Anacostia property	2,311,000
(b) 1031 exchange of real estate		4,941,000
Corporate and Other [Member]
Corporate expenses	(1,091,000)	(1,415,000)	(1,084,000)
Depreciation, depletion and amortization	403,000	608,000	208,000
Identifiable net assets	$ 2,297,000	$ 2,336,000	$ 3,667,000

Discontinued Operations - Summary of Discontinued Operations (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 50,000	$ 60,000	$ 84,000
Operating expenses	(107,000)	(302,000)	(427,000)
Gain on sale before taxes	0	4,665,000	0
Income before income taxes	157,000	5,027,000	511,000
Permanent tax benefit	0	2,126,000	0
Provision for income taxes	(60,000)	(1,931,000)	(196,000)
Income from discontinued operations	$ 97,000	$ 5,222,000	$ 315,000

Discontinued Operations - Bargain sale discontinued operations (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Gain on sale before taxes	$ 0	$ 4,665,000	$ 0
Income before income taxes	0	4,665,000	0
Permanent tax benefit	0	2,126,000	0
Provision for income taxes	0	(1,823,000)	0
Income from discontinued operations	$ 0	$ 4,968,000	$ 0

Discontinued Operations - Discontinued operations balance sheet components (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Discontinued Operations and Disposal Groups [Abstract]
Accounts receivable	$ 0	$ 3,000
Deferred income taxes	0	4,000
Property and equipment, net	0	107,000
Assets of discontinued operations	0	114,000	542,000
Accrued payroll and benefits	0	2,000
Accrued liabilities, other	0	3,000
Insurance liabilities	0	29,000
Liabilities of discontinued operations	$ 0	$ 34,000

Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010 Segments
Reportable segments			3
Washington DC properties reclassified			2
Duval County properties reclassified			2
Brooksville joint venture owned	50.00%	50.00%	50.00%
Depreciation and depletion	$ 12,250,000	$ 11,548,000	$ 10,908,000
Self insurance retention	$250,000 to $500,000	$250,000 to $500,000	$250,000 to $500,000
Health insurance stop loss coverage	250,000	250,000	250,000
Health insurance aggregate	$ 72,000	$ 72,000	$ 72,000
Buildings and improvements
Estimated useful lives	7-39
Revenue equipment
Estimated useful lives	7-10
Other equipment
Estimated useful lives	3-10

Transactions with Vulcan Materials Company (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Capital contributions made	$ 125,000	$ 114,000	$ 495,000
Equity in the loss of the joint venture	(8,000)	(39,000)	(2,000)
Brooksville Quarry, LLC
Acreage to be developed	4,300
FRP land contribution previously leased to Vulcan	3,443
Book value of land contribution	2,548,000
Royalty revenues	242,000	240,000
Allocated depletion expense	8,000
FRP additional contribution for land	3,018,000
Additional land acquired	288
Vulcan land contribution	553
Mandatory capital contribution obligation	2,265,000
Capital contributions made	2,234,000
Equity in the loss of the joint venture	$ (8,000)

Debt (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Debt Disclosure [Abstract]
Lowest interest rate on mortgage notes	5.60%
Highest interest rate on mortgage notes	8.60%
Principal payments 2013	$ 5,239,000
Principal payments 2014	5,308,000
Principal payments 2015	5,379,000
Principal payments 2016	5,516,000
Principal payments 2017	5,843,000
Principal payments 2018 and subsequent years	35,085,000
Revolving Credit Agreement	37,000,000
Revolver interest over LIBOR	1%
Commitment fee	0.15%
Letters of credit issued	9,009,000
Letters of credit available for borrowing	27,991,000
Consolidated retained earnings available for payment of dividends	56,639,000
Carrying value of collateral on mortgage notes payable	74,784,000
Capitalized interest	$ 1,646,000	$ 1,232,000	$ 952,000

Leases (Details Narrative) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Leases [Abstract]
Minimum future straight-lined rentals due on noncancelable leases 2013	$ 19,016,000
Minimum future straight-lined rentals on noncelable leases 2014	17,747,000
Minimum future straight-lined rentals on noncancelable leases 2015	15,726,000
Minimum future straight-lined rentals on noncancelable leases 2016	12,461,000
Minimum future straight-lined rentals on noncelable leases 2017	10,950,000
Minimum future straight-lined rentals on noncelable leases 2018 and subsequent years	$ 40,531,000

Stock Split (Details Narrative) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Jan. 03, 2011
Notes to Financial Statements
Common stock shares authorized	25,000,000	25,000,000	25,000,000
Common stock par value	$ 0.1	$ 0.1	$ 0.1

Earnings Per Share (Details Narrative)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Earnings Per Share [Abstract]
Anti-dilutive shares	164,560	140,370	111,210

Stock-Based Compensation Plans (Details Narrative) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2006	Sep. 30, 2012 Years	Sep. 28, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of stock option plans		2
Non-qualified stock options		all
Expire date in years		10
Exercisable installments		20% or 25%
Restricted stock granted	15,960
Shares available for future issuance		603,560
Dividend yield		0.00%
Expected minimum volatility		37.00%
Expected maximum volatility		53.00%
Risk-free interest rate minimum		0.40%
Risk-free interest rate maximum		4.90%
Expected life minimum		3
Expecited life maximum		7
Aggregate intrinsic value of exercisable in-the-money options		$ 4,900,000
Aggregate intrinsic value of outstanding in-the-money options		5,126,000
Market close price			$ 27.88
Gains realized by option holders		2,114,000
Realized tax benefit from options exercised		811,000
Total compensation cost of options granted but not yet vested		$ 598,000
Weighted average period for compensation to be recognized		2.9

Employee Benefits (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Notes to Financial Statements
Savings/profit sharing plan company contribution	$ 669,000	$ 632,000	$ 612,000
Management Security Plan expense	161,000	150,000	143,000
Management Security Plan accrued benefit	1,232,000	1,169,000
Accrued postretirement benefit obligation	361,000	334,000
Net periodic postretirement benefit cost	$ 5,000	$ 18,000	$ 12,000
Net periodic postretirement benefit cost discount rate	4.00%	5.00%	5.50%
Accumulated postretirement benefit obligation discount rate	4.00%	5.00%	5.50%

Business Segments (Details Narrative)	12 Months Ended
	Sep. 30, 2012 Segments	Sep. 30, 2010 Segments
Segment Reporting [Abstract]
Reportable business segments		3
Real estate operations reportable segments	2

Fair Value Measurements (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Dec. 31, 2010	Sep. 30, 2009	Sep. 30, 2012	Sep. 30, 2011
Fair Value Disclosures [Abstract]
Assets measured at fair value on a recurring basis			$ 0
Liabilities measured at fair value on a recurring basis			0
Assets measured at fair value on a non-recurring basis			0
Liabilities measured at fair value on a non-recurring basis			0
Carrying amount of other long-term debt			62,370,000	67,272,000
Fair value of other long-term debt			67,379,000	70,386,000
Impairment of corporate aircraft	$ 300,000	$ 900,000

Commitments (Details Narrative) (USD $)	Sep. 30, 2012
Transportation
Purchase commitments	$ 5,838,000
Developed property rentals
Purchase commitments	3,294,000
Brooksville Quarry, LLC
Additional Contributions	$ 31,000

Concentrations (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Transportation Top Ten Customers
Customer revenue concentration	52.90%
Accounts receivable concentration	$ 2,988,000	$ 3,115,000
Transportation Top Customer
Customer revenue concentration	19.20%
Mining Top Customer
Customer revenue concentration	77.20%
Accounts receivable concentration	$ 169,000

Discontinued Operations (Details Narrative) (USD $)	12 Months Ended			1 Months Ended	36 Months Ended	60 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Aug. 31, 2009 Sunbelt Transport	Jul. 31, 2012 Sunbelt Transport	Aug. 31, 2014 Sunbelt Transport	Sep. 30, 2011 Caroline County	Dec. 17, 2010 Caroline County Years sqft
SunBelt Jacksonville monthly terminal rental					$ 5,000
SunBelt South Pittsburg monthly terminal rental						5,000
Additional payment received on option to sell South Pittsburg terminal						100,000
Cash payment on delivery of promissory note for sale of SunBelt				1,000,000
Promissory note monthly proceeds on sale of SunBelt Transport						130,000
Interest rate on promissory note for sale of SunBelth Transport						0.07
Acres sold in Caroline County bargain sale								1,777
Caroline County bargain sale purchase price							5,200,000
Donated value of minerals and aggregates in Caroline County bargain sale							5,599,000
Permanent tax benefit on Caroline County bargain sale	0	2,126,000	0				2,126,000
Income tax receivable on Caroline County bargain sale							303,000
Long-term deferred tax liability on Caroline County bargain sale								1,823,000
Tax carry forward period								5
Book value of property sold in Caroline County bargain sale								$ 276,000

Real Estate Held for Sale (Details Narrative) (USD $)	3 Months Ended					1 Months Ended		1 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Nov. 30, 2012 Commonwealth Avenue	Sep. 30, 2012 Commonwealth Avenue sqft	Sep. 30, 2012 Windlass Run
Warehouse/office build-out							500,000
Land acreage							50
Sales price	$ 2,000,000					$ 2,000,000		$ 7,900,000
Gain before income taxes	1,100,000					1,100,000
Book value of property		$ 262,564,000	$ 241,253,000	$ 225,630,000	$ 221,585,000		$ 732,000	$ 2,753,000

Unusual or Infrequent Items Impacting Quarterly Results (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Extraordinary and Unusual Items [Abstract]
Real estate tax refund receivable	$ 2,311,000	$ 0
Gain on termination of sale contract	1,039,000		0
Environmental remediation	1,771,000
Increase in Transportation segment's insurance and losses	1,204,000
Book gain on exchange of property		$ 4,968,000

Subsequent Event (Details Narrative) (USD $)	3 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Commonwealth property sale price	$ 2,000,000
Commonwealth gain before income taxes	$ 1,100,000